    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 16, 2004

                                                             FILE NOS. 333-
                                                                        811-
________________________________________________________________________________
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [x]

                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                          POST-EFFECTIVE AMENDMENT NO.                       [ ]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [x]

                                 AMENDMENT NO.                               [ ]
                              -------------------

                       COHEN & STEERS UTILITY FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                      757 THIRD AVENUE, NEW YORK, NY 10017
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 832-3232

                                                      COPY TO:

            ROBERT H. STEERS                     SARAH E. COGAN, ESQ.
    COHEN & STEERS UTILITY FUND, INC.       SIMPSON THACHER & BARTLETT LLP
            757 THIRD AVENUE                      425 LEXINGTON AVE.
           NEW YORK, NY 10017                     NEW YORK, NY 10017
     (NAME AND ADDRESS OF AGENT OF
           SERVICE OF PROCESS)

                              -------------------

    It is proposed that this filing will become effective (check appropriate box)
    [ ] immediately upon filing pursuant to paragraph (b)
    [ ] on (date) pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)(1)
    [ ] on (date) pursuant to paragraph (a)(1)
    [ ] 75 days after filing pursuant to paragraph (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

    If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this registration statement.

    Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of its shares of common stock are being registered under the Securities Act of 1933 by this registration statement.

    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH THE PROVISIONS OF SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

________________________________________________________________________________

                                [COHEN & STEERS
                               UTILITY FUND LOGO]

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017


--------------------------------------------------------------------------------
                      CLASS A, CLASS B AND CLASS C SHARES
--------------------------------------------------------------------------------

                                   PROSPECTUS


                                    Advisor
                    Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                           Telephone: (212) 832-3232

                                 Transfer Agent
                         Boston Financial Data Services
                                 P.O. Box 8123
                        Boston, Massachusetts 02266-8123
                           Telephone: (800) 437-9912



  AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND'S SHARES OR DETERMINED WHETHER THIS
     PROSPECTUS ISTRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE
                          IS COMMITTING A CRIME.


                                       , 2004
--------------------------------------------------------------------------------

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

                                                              PAGE
                                                              ----
RISK/RETURN SUMMARY.........................................    1
    Investment Objective and Principal Investment
       Strategies...........................................    1
    Who Should Invest.......................................    1
    Principal Risks.........................................    1
    Historical Fund Performance.............................    2
FEES AND EXPENSES OF THE FUND...............................    3
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
  RELATED RISKS.............................................    5
    Objective...............................................    5
    Principal Investment Strategies.........................    5
    Principal Risks of Investing in the Fund................    6
MANAGEMENT OF THE FUND......................................    8
    The Advisor.............................................    8
    Portfolio Managers......................................    9
HOW TO PURCHASE AND SELL FUND SHARES........................   10
    Pricing of Fund Shares..................................   10
    Purchasing the Class of Fund Shares that is Best for
       You..................................................   10
    Class A Shares..........................................   11
    Class B Shares..........................................   13
    Class C Shares..........................................   13
    A Note on Contingent Deferred Sales Charges.............   14
    Institutional Class.....................................   14
    Purchase Minimums.......................................   14
    Form of Payment.........................................   14
    Purchases of Fund Shares................................   15
    Purchases Through Dealers...............................   16
    Purchases Through CSSI..................................   16
    Automatic Investment Plan...............................   16
    Exchange Privilege......................................   17
    How to Sell Fund Shares.................................   17
ADDITIONAL INFORMATION......................................   19
    Distribution Plan.......................................   19
    Shareholder Service Plan................................   20
    Dividends and Distributions.............................   20
    Tax Considerations......................................   20
    Privacy Policy..........................................   21
FINANCIAL HIGHLIGHTS........................................   22

                       COHEN & STEERS UTILITY FUND, INC.

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of Cohen & Steers Utility Fund, Inc. (the 'Fund') is total return. In pursuing total return, the Fund seeks both capital appreciation and current income with approximately equal emphasis. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so.

Normally, the Fund invests at least 80% of its net assets in common stocks and other equity securities issued by companies engaged in the utility industry ("utility companies"). For purposes of the Fund's investment policies, a utility company is one that derives at least 50% of its revenues from, or has at least 50% of its assets committed to, the:

  generation, transmission, sale or distribution of electric energy;

  distribution, purification and treatment of water;

  provision of sewage management, treatment or other sanitary services;

  production, transmission or distribution of natural gas;

  provision of products, services and equipment for infrastructure operations, such as airports, toll roads and municipal services; and

  provision of communications services, including cable television, radio, telephone and other communications media.

The Fund may also invest up to 20% of its net assets in preferred securities and other fixed-income securities.

The Fund may also invest up to 15% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities.

--------------------------------------------------------------------------------
WHO SHOULD INVEST

Cohen & Steers Utility Fund, Inc. may be suitable for you if you are seeking:

  To add utilities to your portfolio;

  A fund that may perform differently than a general stock or bond fund to add to your portfolio;

  A fund offering the potential for both current income and long-term capital growth; and

  A fund offering the potential for tax-advantaged dividend income.

The Fund is designed for long-term investors. You should not invest in the Fund unless your investment horizon is at least six months. The Fund will take reasonable steps to identify and reject orders from market timers. In addition, the Fund will charge a redemption fee on certain redemptions. See 'How to Purchase and Sell Fund Shares -- How to Sell Fund Shares.'

--------------------------------------------------------------------------------

PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk. While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Utility Risk. Additionally, since the Fund concentrates its assets in the utility industry, your investment in the Fund will be closely linked to the performance of this industry. Certain segments of this industry and individual companies within such segments may not perform as well as the industry as a whole. Utility companies are subject to a variety of factors that may adversely affect their business or operations, including governmental regulation of rates charged to customers, restrictions on operations and increased cost and delays attributable to compliance with and changes in environmental and other regulations, costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation policies, effects of economic slowdowns and surplus capacity and increased competition from other providers of utility services.

Preferred Securities Risks. There are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights.

Interest Rate Risks. Interest rate risk is the risk that fixed-income securities such as preferred and debt securities, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The Fund's investment in such securities means that the net asset value and market price of the common shares may tend to decline if market interest rates rise.

Foreign Securities Risks. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on interest income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Nondiversification. As a 'nondiversified' investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a nondiversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
HISTORICAL FUND PERFORMANCE

The Fund is a newly organized mutual fund, so performance information is not yet available.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU COULD PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

                                        CLASS A                  CLASS B           CLASS C
                                        -------                  -------           -------
SHAREHOLDER FEES (fees paid
  directly from your
  investment):
Maximum sales charge (load)            4.50%(1)                    0%
  imposed on purchases (as a
  percentage of offering
  price)......................                                                       0%
Maximum sales charge (load)               0%                       0%
  imposed on reinvested
  dividends (and other
  distributions)..............                                                       0%
Maximum deferred sales charge
  (load) (as a percentage of
  original purchase price or
  redemption proceeds,
  whichever is lower).........           0%(2)               5% IN 1ST YEAR       1% IN 1ST
                                                             4% IN 2ND YEAR         YEAR
                                                         3% IN 3RD AND 4TH YEARS
                                                             2% IN 5TH YEAR
                                                             1% IN 6TH YEAR
                                                           NONE THEREAFTER(3)
Redemption Fee (as a
  percentage of redemption
  proceeds; also imposed on
  Exchanges)..................  1.00% DURING THE FIRST             0%                0%
                                      SIX MONTHS;
                                   0% THEREAFTER(4)

---------

(1) Sales charges are reduced or eliminated for purchases of $100,000 or more.

(2) A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following a purchase without a sales charge.

(3) Class B shares of the Fund automatically convert to Class A shares at the end of the month which precedes the 8th anniversary of the purchase date.

(4) The redemption and exchange fees are charged only to certain investors that are authorized to purchase Class A shares at net asset value without regard to investment amount.

ANNUAL FUND OPERATING EXPENSES (expenses
that are deducted from Fund assets):
                                                                  CLASS A      CLASS B      CLASS C
                                                                  -------      -------      -------
Management Fee..............................................          %            %            %
Distribution (12b-1) Fees...................................       0.25%        0.75%*       0.75%
    Service Fee.............................................       0.10%        0.25%        0.25%
    Other Expenses**........................................          %            %            %
                                                                   ----         ----         ----
Total Other Expenses........................................          %            %            %
                                                                   ----         ----         ----
Total Annual Fund Operating Expenses........................          %            %            %
                                                                   ----         ----         ----
                                                                   ----         ----         ----

---------

* Until conversion which occurs automatically at the end of the month which precedes the 8th anniversary of the purchase date.

** Based on estimated amounts for the current fiscal year.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                                                                  1         3
                                                                YEAR      YEARS
                                                                ----      -----
Class A shares..............................................    $         $
Class B shares
    Assuming redemption at the end of the period............
    Assuming no redemption at the end of the period.........
Class C shares
    Assuming redemption at the end of the period............
    Assuming no redemption at the end of the period.........

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
AND RELATED RISKS
--------------------------------------------------------------------------------

OBJECTIVE

The investment objective of Cohen & Steers Utility Fund, Inc. is total return. In pursuing total return, the Fund seeks both capital appreciation and current income with approximately equal emphasis. There can be no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so. The Fund, of course, will concentrate its investments in the utilities industry.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

In making investment decisions with respect to common stocks and other equity securities issued by utility companies, the Fund's Advisor relies on a fundamental analysis of each company. Securities are evaluated for their potential to provide an attractive total return through a combination of dividend yield and capital appreciation. The Advisor reviews each company's potential for success in light of general economic and industry trends, as well as the company's quality of management, financial condition, business plan, industry and sector market position, dividend payout ratio, and corporate governance. The Advisor utilizes a value-oriented approach, and evaluates each company's valuation on the basis of relative price/cash flow and price/earnings multiples, earnings growth rate, dividend yield, and price/book value, among other metrics.

In making investment decisions with respect to preferred securities and other fixed-income securities, the Advisor seeks to select what it believes are undervalued securities on the basis of risk and return profiles. In making these determinations, the Advisor evaluates the fundamental characteristics of an issuer, including an issuer's creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the Advisor considers not only fundamental analysis, but also an issuer's corporate and capital structure and the placement of the preferred or fixed-income securities within that structure.

The following are the Fund's principal investment strategies. A more detailed description of the Fund's investment policies and restrictions and more detailed information about the Fund's investments are contained in the Fund's Statement of Additional Information ('SAI').

Utility Companies

For purposes of the Fund's investment policies, a utility company is one that derives at least 50% of its revenues from, or has at least 50% of its assets committed to, the:

  generation, transmission, sale or distribution of electric energy;

  distribution, purification and treatment of water;

  provision of sewage management, treatment or other sanitary services;

  production, transmission or distribution of natural gas;

  provision of products, services and equipment for infrastructure operations, such as airports, toll roads and municipal services; and provision of communications services, including cable television, radio, telephone and other communications media.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of companies engaged in the utilities industry. These equity securities can consist of:

  common stocks;

  rights or warrants to purchase common stocks;

  securities convertible into common stocks where the conversion feature represents, in the Advisor's view, a significant element of the securities' value; and

  preferred stocks.

Preferred and Other Fixed Income Securities

The Fund may invest up to 20% of its net assets in preferred securities and other fixed income securities, including preferred stock, hybrid-preferred securities, corporate debt obligations and debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Lower Rated Securities.

The Fund may invest up to 20% of its net assets in securities that at the time of investment are rated below investment grade (below Baa or BBB) by Moody's Investors Service, Inc. ('Moody's'), Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ('S&P'), Fitch Ratings ('Fitch') or an equivalent rating by a nationally recognized statistical rating agency or that are unrated but judged to be below investment grade by the Fund's Advisor. These below investment grade quality securities are sometimes referred to as 'junk bonds' and are regarded as having predominantly speculative characteristics with respect to the payment of interest and repayment of principal.

Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

Foreign Securities

The Fund may invest up to 15% of its net assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities.

Defensive Position

When the Fund's Advisor believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objective and invest all or any portion of its assets in high-grade debt securities, without regard to whether the issuer is a utility company. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the Fund's portfolio and the price per share will vary based upon general market conditions.

General Risks of Securities Linked to the Utility Industry

Because of its policy of concentration in the securities of companies engaged in the utilities industry, the Fund will be closely linked to the performance of this industry and the Fund will be more susceptible to adverse economic or regulatory occurrences affecting this industry.

Certain segments of this industry and individual companies within such segments may not perform as well as the industry as a whole. Utility companies are subject to a variety of factors that may adversely affect their business or operations, including:

  high interest costs in connection with capital construction and improvement programs;

  difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets;

  governmental regulation of rates charged to customers;

  costs associated with compliance with and changes in environmental and other regulations;

  effects of economic slowdowns and surplus capacity;

  increased competition from other providers of utility services;

  inexperience with and potential losses resulting from a developing deregulatory environment;

  costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies;

  technological innovations that may render existing plants, equipment or products obsolete; and

  potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters, including events such as the 2003 blackout that affected electric utility companies in many mid-Atlantic and midwest states.

Risks of Investment in Preferred Securities

There are special risks associated with investing in preferred securities, including:

Deferral and Omission. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities.

Limited Voting Rights. Generally, preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board.

Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.

Risks of Investment in Lower-Rated Securities

Lower-rated securities, or equivalent unrated securities generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Nondiversification. As a 'nondiversified' investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a nondiversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Risks of Investment in Foreign Securities

The Fund may be subject to additional investment risks for foreign securities that are different in some respects from those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S. and foreign securities markets may have substantially less volume than U.S. securities markets, making many foreign issuers less liquid and more volatile than securities of comparable domestic issuers. Also, foreign securities may trade on days when the Fund does not sell shares. As a result, the value of the Fund's portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.

Tax Risk

The provisions that currently apply to the favorable tax treatment of qualified dividend income are scheduled to expire on December 31, 2008 unless future legislation is passed to make the provisions effective beyond this date. There can be no assurance of what portion, if any, of the Fund's distributions will be entitled to the lower tax rates that apply to such qualified dividend income. See 'Tax Considerations.'

Portfolio Turnover

The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. Although the Fund cannot accurately predict its portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Advisor, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See 'Tax Considerations.'

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
THE ADVISOR

Cohen & Steers Capital Management, Inc. (the 'Advisor'), with offices located at 757 Third Avenue, New York, New York 10017, has been retained to provide investment advice, and, in general, to conduct the management and investment program of the Fund under the overall supervision and control of the Board of Directors of the Fund. Cohen & Steers Capital Management, Inc., a registered investment advisor, was formed in 1986 and its clients include pension plans, endowment funds and investment companies, including Cohen & Steers Advantage Income Realty Fund, Inc., Cohen & Steers Premium Income Realty Fund, Inc., Cohen & Steers Quality Income Realty Fund, Inc., Cohen & Steers REIT and Preferred Income Fund, Inc., Cohen & Steers REIT and Utility Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., which are closed-end investment companies, and Cohen & Steers Equity Income Fund, Inc., Cohen & Steers Institutional Realty Shares, Inc., Cohen & Steers Realty Shares, Inc., Cohen & Steers Special Equity Fund, Inc. and the Fund, which are open-end investment companies.

Under its Investment Advisory Agreement with the Fund, the Advisor furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The Advisor performs certain administrative services for the Fund and provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may be directors, officers, or employees of the Advisor. Under the Advisory Agreement, the Advisor pays all employee costs and other ordinary operating costs of the Fund. Excluded from ordinary operating costs are interest charges, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, other extraordinary expenses, and payments made under the Fund's distribution plan. The Advisor also selects brokers and dealers to execute the Fund's portfolio transactions.

For its services under the Advisory Agreement, and for paying the ordinary operating expenses of the Fund, the Fund pays the Advisor a monthly management
fee at the annual rate of    % of the average daily net asset value of the Fund.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

The Fund's portfolio managers are:

  Martin Cohen -- Mr. Cohen is a Director, President and Treasurer of the Fund. He is a founder of the Advisor, and is currently its Co-Chairman and Co-Chief Executive Officer, and Vice President of Cohen & Steers Securities, LLC, the Fund's distributor.

  Robert H. Steers -- Mr. Steers is a Director, Chairman and Secretary of the Fund. He is a founder of the Advisor and is currently its Co-Chairman and Co-Chief Executive Officer, and President of Cohen & Steers Securities, LLC, the Fund's distributor.

  William F. Scapell -- Mr. Scapell joined the Advisor as a Senior Vice President in February 2003. Prior to joining the Advisor, Mr. Scapell was a director in the fixed income research department of Merrill Lynch & Co., Inc., where he was also its chief strategist for preferred securities. Before joining Merrill Lynch's research department, Mr. Scapell worked in Merrill Lynch Treasury with a focus on balance sheet management. Prior to working for Merrill Lynch, Mr. Scapell was employed at the Federal Reserve Bank of New York in both bank supervision and monetary policy roles. Mr. Scapell is a Chartered Financial Analyst.

  Robert Becker -- Mr. Becker joined the Advisor as a Senior Vice President in December 2003. Prior to joining the Advisor, Mr. Becker was a co-portfolio manager of the Franklin Utilities Fund at Franklin Templeton Investments. Mr. Becker has previously held positions in equity research for the utility sector at Salomon Smith Barney and Scudder, Stevens and Clark.

--------------------------------------------------------------------------------
HOW TO PURCHASE AND SELL FUND SHARES
--------------------------------------------------------------------------------
PRICING OF FUND SHARES

The price at which you can purchase and redeem each class of the Fund's shares is the net asset value of that class of shares next determined after we receive your order in proper form, less any applicable initial or contingent deferred sales charge. Proper form means that your request includes the Fund name and account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered in the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed. We calculate our net asset value per share as of the close of trading on the New York Stock Exchange generally 4:00 p.m. Eastern Time, on each day the Exchange is open for trading. The Fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the Fund's behalf. The Fund will be deemed to have received a purchase (or redemption) order when an authorized broker, or that broker's designee, accepts the order, and that order will be priced at the next computed net asset value after this acceptance. We determine net asset value per share for each class by adding the market value of all securities and other assets in the Fund's portfolio attributable to that class, subtracting liabilities attributable to that class, and dividing by the total number of shares of that class then outstanding. Securities for which market prices are unavailable will be valued at fair value as determined by the Fund's Board of Directors.

The Fund reserves the right to reject, cancel or rescind any purchase order and to withdraw or suspend the offering of shares at any time. The Fund may also request additional information from you in order to verify your identity. If you do not provide this information or if such information cannot be verified, we reserve the right to close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

--------------------------------------------------------------------------------
PURCHASING THE CLASS OF FUND SHARES THAT IS BEST FOR YOU

All mutual funds incur costs for the distribution and servicing of their shares. Many funds pay for these costs by charging a variety of fees to their shareholders. Some of the most common fees include:

  Initial Sales Loads...................  A percentage fee deducted from your initial investment.

  Contingent Deferred Sales Charges.....  A percentage fee deducted from your sales proceeds based on the
                                          length of time you own your
                                          shares.

  Distribution 12b-1 Fees...............  An annual percentage fee used to pay for distribution expenses.

  Service Fees..........................  An annual percentage fee used to pay for the cost of servicing
                                          shareholder accounts.

  Redemption Fee........................  A percentage fee deducted from your redemption amount.

This prospectus offers three separate classes of shares to give you the most flexibility in choosing a fee structure that is most beneficial to you. Each class represents an investment in the same portfolio of securities, but as described below, the classes utilize a combination of the above fees and other features to suit your investment needs. Since each investor's financial considerations are different, you should speak with your financial advisor to help you decide which share class in best for you.

--------------------------------------------------------------------------------
CLASS A SHARES

 Initial Sales Loads -- The following initial sales loads apply to Class A shares:

                          SALES CHARGE AS
                          A PERCENTAGE OF
                          ---------------
                       OFFERING   NET AMOUNT
  INVESTMENT AMOUNT     PRICE*     INVESTED
---------------------   ------     --------
Less than $100,000...   4.50%       4.71%
$100,000 but less
  than $250,000......   3.75%       3.90%
$250,000 but less
  than $500,000......   2.75%       2.83%
$500,000 but less
  than $1 million....   2.25%       2.30%
$1 million or more...    None        None

---------

* 'Offering Price' is the amount you actually pay for Fund shares; it includes the initial sales charge.

  Contingent Deferred Sales Charge -- None, but if you invest $1,000,000 or more in Class A shares and sell those shares within one year of their purchase, you may pay a charge equal to 1% of the lesser of the current net asset value or the original cost of the shares that you sell.

  Distribution 12b-1 Fees -- 0.25% of average daily net assets annually.

  Service Fees -- 0.10% of average daily net assets annually.

You may want to purchase Class A shares if:

  you prefer to pay an initial sales load and have the benefit of lower continuing fees;

  you expect to maintain your investment for an extended period of time; or

  you qualify for a reduced initial sales load due to the size of your investment.

The following is additional information about Class A shares:

Higher Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class A shares bear lower annual distribution and other expenses, they will tend to pay higher dividends than Class B and Class C shares.

Reinstatement Privilege. If you redeem your Class A shares and then decide to reinvest in Class A shares, you may, within 120 calendar days of the date of your redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales load, all or any part of your investment in Class A shares of the Fund. If you redeem your Class A shares and your redemption was subject to a contingent deferred sales charge, you may reinstate all or any part of your investment in Class A shares within 120 calendar days of the date of your redemption and receive a credit for the applicable contingent deferred sales charge that you paid. Your investment will be reinstated at the net asset value per share next determined after we receive your request. The transfer agent must be informed that your new purchase represents a reinstated investment. REINSTATED SHARES MUST BE REGISTERED EXACTLY AND BE OF THE SAME CLASS AS THE SHARES PREVIOUSLY REDEEMED; AND THE FUND'S MINIMUM INITIAL INVESTMENT AMOUNT MUST BE MET AT THE TIME OF REINSTATEMENT.

Reducing Your Class A Initial Sales Load. As demonstrated in the table above, the size of your investment in Class A shares will affect the initial sales load that you pay. The Fund offers certain methods that you can use to reduce the applicable initial sales load. These methods include: rights of aggregation, rights of accumulation, letter of intention and sales at net asset value. If you are interested in learning more about these methods, please consult the SAI. Please note that in order to obtain a reduction in your initial sales load, you must notify your dealer, the transfer agent or Cohen & Steers Securities, LLC, the Fund's principal underwriter ('CSSI'), of the applicability of one of the reduction methods at the time of your purchase.

Sales at Net Asset Value. Class A shares of the Fund may be sold at net asset value (i.e., without a sales charge) to certain investors, including investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services ('NAV Purchases'). See the SAI for additional information on NAV Purchases. The Fund will charge a redemption fee of 1.00% of the value of any Class A shares sold or exchanged within six months of the time of any NAV Purchase, except that the redemption fee may be waived, in the Fund's sole discretion, for certain categories of redemptions, including, but not limited to: (i) redemptions by retirement and deferred compensation plans, bank or trust company accounts, asset allocation programs or managed account programs,
(ii) redemptions due to death or disability of a shareholder and (iii) such other redemptions as approved by the Fund. See 'How to Sell Fund Shares -- Other Redemption Information -- Payment of Redemption Proceeds.'

 COHEN & STEERS UTILITY FUND, INC.

------------------------------------------------------------------------------------------------------
           THE USA PATRIOT ACT

           TO HELP THE GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES,
           FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY AND RECORD INFORMATION
           THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

           WHAT THIS MEANS FOR YOU: WHEN YOU OPEN AN ACCOUNT, WE WILL ASK YOU FOR YOUR NAME, ADDRESS,
           DATE OF BIRTH AND OTHER INFORMATION THAT WILL ALLOW US TO IDENTIFY YOU. THIS INFORMATION
           WILL BE VERIFIED TO ENSURE THE IDENTITY OF ALL INDIVIDUALS OPENING
           A MUTUAL FUND ACCOUNT.
------------------------------------------------------------------------------------------------------

                                        SUBSCRIPTION AGREEMENT

 1 ACCOUNT TYPE (Please print; indicate only one registration type)
[ ] A. INDIVIDUAL OR JOINT ACCOUNT*

      ___________________________       /_/_/_/-/_/_/-/_/_/_/_/              _________________________
      Name                              Social Security Number**             Date of Birth

      ___________________________       /_/_/_/-/_/_/-/_/_/_/_/              _________________________
      Name of Joint Owner, if any       Social Security Number**             Date of Birth

      Citizenship: [ ]  U.S. Citizen [ ]  Resident Alien [ ]  Nonresident Alien***: __________________
                                                                                Country of Citizenship

[ ]   B. UNIFORM GIFTS/TRANSFERS TO MINORS (UGMA/UTMA)

      ___________________________       /_/_/_/-/_/_/-/_/_/_/_/              _________________________________
      Custodian's name (only one        Social Security Number**             Date of Birth
      permitted)

      ___________________________       /_/_/_/-/_/_/-/_/_/_/_/              _________________________________
      Minor's name (only one            Social Security Number**             Date of Birth
      permitted)

      under the ________________________ Uniform Gifts/Transfers to Minors Act
               (state residence of minor)

      Citizenship: of custodian [ ]  U.S. Citizen [ ]  Resident Alien [ ]  Nonresident Alien***: _____________
                                                                                        Country of Citizenship

      Citizenship: of minor  [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien***: _________________
                                                                                        Country of Citizenship

[ ]   C. TRUST, CORPORATION OR OTHER ENTITY

      __________________________________________    ________________________________   _______________________
      Name of Trust, Corporation or Other Entity    Tax Identification Number**        Date of Trust Agreement

      Check the box that describes the entity establishing the account:
      [ ] U.S. Financial Institution governed by a federal regulator.
      [ ] Bank governed by a U.S. state bank regulator.
      [ ] Corporation. Attach a copy of the certified articles of incorporation or business license unless the corporation is publicly traded on the New York Stock Exchange,
          American Stock Exchange or Nasdaq Stock Market. If so, please provide ticker symbol:
      [ ] Retirement plan governed by ERISA.
      [ ] Trust. Attach a copy of the Trust Agreement.
      [ ] Partnership. Attach a copy of Partnership Agreement.
      [ ] U.S. Government Agency or Instrumentality.
      [ ] Other. __________________ Attach copy of document that formed entity or by laws or similar document.
          Call (800) 437-9912 to see if additional information is required.

      ---------
        * All joint registrations will be registered as 'joint tenants with rights of survivorship' unless otherwise specified.
       ** If applied for, include a copy of application for social security or tax identification number.
      *** Nonresident aliens must include a copy of a government-issued photo ID with this application.

 2 AUTHORIZED PERSONS

      IF YOU ARE ESTABLISHING AN ACCOUNT UNDER 1C ABOVE AS A (I) CORPORATION (NON-PUBLICLY TRADED), (II) PARTNERSHIP, (III) TRUST OR (IV) OTHER, INFORMATION ON EACH OF THE INDIVIDUALS AUTHORIZED TO EFFECT TRANSACTIONS MUST BE PROVIDED BELOW:

      ___________________________       /_/_/_/-/_/_/-/_/_/_/_/              _________________________________
      Authorized                        Social Security                      Date of Birth
      Individual/Trustee                Number*

      ___________________________       /_/_/_/-/_/_/-/_/_/_/_/              _________________________________
      Authorized                        Social Security                      Date of Birth
      Individual/Trustee                Number*

      Citizenship: [ ]  U.S. Citizen [ ]  Resident Alien [ ]  Nonresident Alien**: ___________________________
                                                                                      Country of Citizenship

      (If there are more than two authorized persons, provide the information, in the same format, on a separate sheet for each such additional person.)

      *  If applied for, include a copy of application for social security number.
      ** Nonresident aliens must include a copy of a government-issued photo ID with this application.

 3 ADDRESS

      (IF MAILING ADDRESS IS A POST OFFICE BOX, A STREET ADDRESS IS ALSO REQUIRED. APO AND FPO ADDRESSES WILL BE ACCEPTED)
      REGISTRANT STREET ADDRESS

                                                                      (      )
      ____________________________________________________________    ________________________________________
      Street                                                          Home Telephone Number

                                                                      (      )
      ____________________________________________________________    ________________________________________
      City and State                                Zip Code          Business Telephone Number

      Mailing Address ____________________________________________    City ________  State ________ Zip ______
      JOINT REGISTRANT STREET ADDRESS (REQUIRED IF DIFFERENT THAN REGISTRANT ADDRESS ABOVE)

      Address ____________________________________________________    City ________  State ________ Zip ______

 4 INVESTMENT INFORMATION
      CLASS OF SHARES (please check one:)  [ ] A   [ ] B   [ ] C
      (Class A purchased if no box checked)

      $ ____________ Amount to invest ($1,000 minimum investment). Do not send cash. Investment will be paid for by (please check one):

       [ ] Check or draft made payable to 'Cohen & Steers Utility Fund, Inc.'

       [ ] Wire through the Federal Reserve System.* ___________________________

      * Call (800) 437-9912 to notify the Fund of investments by wire and to obtain an Account Number. See the PURCHASE OF FUND SHARES section of the Prospectus for wire instructions.

 5 AUTOMATIC INVESTMENT PLAN
      The Automatic Investment Plan makes possible regularly scheduled monthly purchases of Fund shares. The Fund's Transfer Agent can arrange for an amount of money selected by you ($100 minimum) to be deducted from your checking account and used to purchase shares of the Fund.

      Please debit $________ from my checking account beginning on ___________*.
                                                                     (Month)

      Please debit my account on (check one): [ ] 1st of Month    [ ] 15th of
      Month

      * To initiate the Automatic Investment Plan, Section 9 of this Subscription Agreement must be completed.

                  PLEASE CONTINUE APPLICATION ON REVERSE SIDE.

 6 REDUCED SALES CHARGE (CLASS A ONLY)

      RIGHTS OF AGGREGATION OR ACCUMULATION


       [ ] I apply for Rights of Aggregation reduced sales charges based on the following accounts:
        [ ] I apply for Rights of Accumulation reduced sales charges based on the following accounts:

      Account Name                           Social Security Number

      1.
      ____________________________________   /_/_/_/-/_/_/-/_/_/_/_/

      2.
      ____________________________________   /_/_/_/-/_/_/-/_/_/_/_/

      3.
      ____________________________________   /_/_/_/-/_/_/-/_/_/_/_/

      LETTER OF INTENT
       [ ] I am already investing under an existing Letter of Intent.
       [ ] I agree to the Letter of Intent provisions in the Fund's current prospectus. During a 12 month period, I plan to invest a dollar
           amount of at least: [ ] $100,000    [ ] $250,000    [ ] $500,000
           [ ] $1,000,000
      NET ASSET VALUE PURCHASE
       [ ] I certify that I qualify for an exemption from the sales charge by meeting the conditions set forth in the Prospectus.

 7 EXCHANGE PRIVILEGES

      Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the EXCHANGE PRIVILEGE section of the Prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

       [ ] I decline the exchange privilege.

 8 REDEMPTION PRIVILEGES

      Shareholders may select the following redemption privileges by checking the box(es) below. See HOW TO SELL FUND SHARES section of the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

       [ ] I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current Prospectus.

       [ ] I wish to have redemption proceeds paid by wire (please complete
           Section 10).

 9 DISTRIBUTION OPTIONS

      Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

      Dividends            [ ] Reinvest.      [ ] Pay in cash.

      Capital Gains        [ ] Reinvest.      [ ] Pay in cash.

      [ ] I wish to have my distributions paid by wire (please complete
          Section 10).

 10 BANK OF RECORD (FOR WIRE INSTRUCTIONS AND/OR AUTOMATIC INVESTMENT PLAN)

      PLEASE ATTACH A VOIDED CHECK FROM YOUR BANK ACCOUNT.

      ____________________________________     _________________________________
      Bank Name                                Bank ABA Number
      ____________________________________     _________________________________
      Street or P.O. Box                       Bank Account Number
      ____________________________________     _________________________________
      City and State           Zip Code        Account Name

 11 SIGNATURE AND CERTIFICATIONS

(a)  By signing this agreement, I represent and warrant that:
         (1) I have the full right, power, capacity and authority to invest in the Fund;
         (2) I am of legal age in my state of residence or am an emancipated minor;
         (3)  All of the information on this agreement is true and correct; and
         (4) I will notify the Fund immediately if there is any change in this information.

(b) I have read the current prospectus of the Fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the Fund's prospectus as in effect from time to time. Further, I agree that the Fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the Fund may rely on the instructions of any one account owner unless all owners specifically instruct the Fund otherwise.

(c) If I am a U.S. citizen, resident alien, or a representative of a U.S. entity, I certify, under penalty of perjury, that:

         (1) THE TAXPAYER IDENTIFICATION NUMBER AND TAX STATUS SHOWN ON THIS FORM ARE CORRECT

         (2)  I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE:

                I AM EXEMPT FROM BACKUP WITHHOLDING, OR

                I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE ('IRS') THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR

                THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING
                NOTE: IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDER-REPORTING INTEREST OR DIVIDENDS ON YOUR TAX RETURN, YOU MUST CROSS OUT THIS ITEM 2.

         (3)  I AM A U.S. PERSON (INCLUDING RESIDENT ALIEN)

(d) If I am a nonresident alien, I understand that I am required to complete and attach the appropriate Form W-8 to certify my foreign status.

         (1) Indicate country of residence for tax purposes ________________ Under penalty of perjury, I certify that I am not a U.S. citizen or resident alien and I am an exempt foreign person as defined by the IRS.

(e)  Additional Certification:

         (1) Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. Government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons List of the Office of Foreign Assets Control of the United States Department of the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my (our) investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.

         (2) I agree to provide such information and execute and deliver such documents as the Fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the Fund may be subject, including compliance with anti-money laundering laws.

THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.


      x                                                   x
      ____________________________________   __________   ____________________________________   _________
      Signature* (Owner, Trustee, Etc.)         Date      Signature* (Joint Owner, Co-Trustee)      Date
      ____________________________________
      Name and Title

---------

* If shares are to be registered in (1) joint names, both persons should sign,
  (2) a custodian's name, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the Investor (alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

 Mail to: Boston Financial Data Services, P.O. Box 8123, Boston, MA 02266-8123

  FOR AUTHORIZED DEALER USE ONLY

      We hereby authorize the Transfer Agent to act as our agent in connection with the transactions authorized by the Subscription Agreement and agree to notify the Transfer Agent of any purchases made under a Letter of Intent, Rights of Accumulation or Rights of Aggregation. If the Subscription Agreement includes a Telephone Redemption Privilege, we guarantee the signature(s) above.


      ________________________________________     _____________________________
      Dealer's Name                                Dealer Number


      ________________________________________     _____________________________
      Main Office Address                          Branch Number


      ________________________________________     _____________________________
      Representative's Name                        Rep Number

                                                   (     )
      ________________________________________     _____________________________
      Branch Address                               Telephone Number


      ________________________________________     _____________________________
      Authorized Signature of Dealer               Date

--------------------------------------------------------------------------------

CLASS B SHARES

  Initial Sales Loads -- None.

  Contingent Deferred Sales Charge -- If you redeem your Class B shares within six years of their purchase, you will be subject to the following charge which is based on the lesser of the current net asset value of your shares or their original cost:

YEAR SINCE PURCHASE                CDSC
-------------------                ----
Less than 1 year.................  5.0%
1 to 2 years.....................  4.0%
2 to 4 years.....................  3.0%
4 to 5 years.....................  2.0%
5 to 6 years.....................  1.0%
6 years or more..................  None

  Distribution 12b-1 Fees -- 0.75% of average daily net assets annually, until your Class B shares are converted to Class A shares, which will occur automatically at the end of the month which precedes the 8th anniversary of your purchase date.

  Service Fees -- 0.25% of average daily net assets annually.

You may want to purchase Class B shares if:

  you choose to pay no initial sales load and higher continuing fees; and

  you prefer to have all of your assets invested initially.

The following is additional information about Class B shares:

Automatic Conversion through Reinvestment. Class B shares that you purchase through reinvestment of dividends and distributions will convert automatically to Class A shares in the same manner (discussed above) as other Class B shares that you may own.

Potentially Higher Costs. You should bear in mind that higher continuing distribution fees plus applicable contingent deferred sales charges may cause the total fees you pay to exceed the total fees that would be payable on the same amount of Class A or Class C shares, particularly if you sell your Class B shares shortly after you purchase them or if you qualify for a reduced initial sales load when purchasing Class A shares.

Lower Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class B shares bear higher annual distribution and other expenses than Class A shares, they will tend to pay lower dividends than Class A shares.

--------------------------------------------------------------------------------
CLASS C SHARES

 Initial Sales Loads -- None.

  Contingent Deferred Sales Charge -- You may pay a charge equal to 1% of the lesser of the current net asset value of your shares or their original cost if you sell your shares within one year of their purchase.

  Distribution 12b-1 Fees -- 0.75% of average daily net assets.

  Service Fees -- 0.25% of average daily net assets.

You may want to purchase Class C shares if:

  you prefer to have all of your assets invested initially; and

  you are uncertain as to the length of time you intend to hold your shares of the Fund.

The following is additional information about Class C shares:

No Automatic Conversion Feature. Although as a Class C shareholder you benefit from a shorter contingent deferred sales charge period, you forgo the Class B automatic conversion feature, making your investment subject to higher distribution fees for an indefinite period of time, and potentially costing you more than owning Class A or Class B shares.

Lower Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class C shares bear higher annual distribution and other expenses than Class A shares, they will tend to pay lower dividends than Class A shares.

Each class has advantages and disadvantages for different investors. You should choose the class that best suits your circumstances and objectives.

--------------------------------------------------------------------------------
A NOTE ON CONTINGENT DEFERRED SALES CHARGES

For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest. All contingent deferred sales charges will be waived on redemptions of shares following the death or disability of a shareholder or to meet the requirements of certain qualified retirement plans. See the SAI for more information.

--------------------------------------------------------------------------------
INSTITUTIONAL CLASS

In addition to offering Class A, Class B and Class C shares, the Fund also offers Class I shares, which are described in a separate prospectus and are available for purchase only by certain investors. The Class I shares are generally distributed directly by CSSI and do not have a front-end sales load or a contingent deferred sales charge, and are not subject to distribution plan expenses. To obtain the prospectus that describes the Fund's Class I shares, contact the Fund or CSSI by writing to the address or by calling the telephone number listed on the back cover of this prospectus.

--------------------------------------------------------------------------------
PURCHASE MINIMUMS

You may open an account with the Fund with a minimum investment of $1,000. Additional investments must be at least $250. We are free to reject any purchase order and we reserve the right to waive or change these minimum investment requirements. You can purchase the Fund's shares through authorized dealers or directly through CSSI. A Subscription Agreement should accompany this Prospectus. For accounts opened directly through CSSI, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.

--------------------------------------------------------------------------------
FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or Federal Reserve Wire of federal funds.

--------------------------------------------------------------------------------
PURCHASES OF FUND SHARES

Initial Purchase By Wire

1. Telephone toll free from any U.S. continental state: (800) 437-9912. When you contact the transfer agent, you will need the following information:

  name of the Fund;

  class of shares;

  name(s) in which shares are to be registered;

  address;

  social security or tax identification number (where applicable);

  dividend payment election;

  amount to be wired;

  name of the wiring bank; and

  name and telephone number of the person to be contacted in connection with the order.

The transfer agent will assign you an account number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see 'Purchase Minimums' above) to the custodian:

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110
  ABA # 011000028
  Account: DDA # 99055287
  Attn: Cohen & Steers Utility Fund, Inc.
  For further credit to: (Account name)
  Account Number: (provided by
  transfer agent)

3. Complete the Subscription Agreement included in the center of this Prospectus. Mail the Subscription Agreement to the transfer agent:

  Boston Financial Data Services
  Attn: Cohen & Steers Funds
  P.O. Box 8123
  Boston, Massachusetts 02266-8123

Initial Purchase By Mail

1. Complete the Subscription Agreement included in the center of this Prospectus.

2. Mail the Subscription Agreement and a check in at least the required minimum amount per class purchased (see 'Purchase Minimums' above), payable to the Fund, to the transfer agent at the above address.

Additional Purchases By Wire

1. Telephone toll free from any U.S. continental state: (800) 437-9912. When you contact the transfer agent, you will need the following information:

  name of the Fund;

  class of shares;

  account number;

  amount to be wired;

  name of the wiring bank; and

  name and telephone number of the person to be contacted in connection with the order.

2. Instruct the wiring bank to transmit at least the required minimum amount (see 'Purchase Minimums' above) to the custodian:

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110
  ABA # 011000028
  Account: DDA # 99055287
  Attn: Cohen & Steers Utility Fund, Inc.
  For further credit to: (Account Name)
  Account Number: (provided by
  transfer agent)

Additional Purchases By Mail

1. Make a check payable to the Fund in at least the required minimum amount (see 'Purchase Minimums' above). Write your Fund account number and the class of shares to be purchased on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the transfer agent at the address set forth above.

Automatic Purchase Plan

You may purchase additional shares of the Fund by automated clearing house ('ACH'). To elect the Auto-Buy option, select it on your account application or call the Transfer Agent and request an optional shareholder services form. ACH is similar to the pre-authorized investment plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.

--------------------------------------------------------------------------------
PURCHASES THROUGH DEALERS

You may purchase the Fund's shares through selected securities dealers with whom CSSI has sales agreements. You may obtain additional Subscription Agreements from such authorized dealers. For a list of authorized dealers, please contact the Fund at (800) 437-9912.

Financial service firms that do not have a sales agreement with CSSI also may place orders for purchases of the Fund's shares, but may charge you a transaction fee in addition to the applicable initial sales charge.

Authorized dealers and financial service firms are responsible for promptly transmitting purchase orders to CSSI.

--------------------------------------------------------------------------------
PURCHASES THROUGH CSSI

You may purchase shares of the Fund through CSSI by mailing a check made payable to Cohen & Steers Utility Fund, Inc. along with the completed Subscription Agreement to Cohen & Steers Utility Fund, Inc. c/o Boston Financial Data Services, P.O. Box 8123, Boston, Massachusetts 02266-8123. CSSI will deduct any applicable sales charge from your payment.

--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN

The Fund's automatic investment plan (the 'Plan') provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of the Subscription Agreement included in the center of this Prospectus or contact your dealer. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying the Fund by mail or phone.

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of other Cohen & Steers mutual funds. If you exchange Fund shares for shares of another Cohen & Steers mutual fund that has initial or contingent deferred sales charges, you must exchange into shares of the same class of such other fund. The Fund will charge a redemption fee of 1.00% of the value of any Class A shares sold or exchanged within six months of the time of any NAV Purchase, except that the redemption fee may be waived, in the Fund's sole discretion, for certain categories of redemptions, including, but not limited to: (i) redemptions by retirement and deferred compensation plans, bank or trust company accounts, asset allocation programs or managed account programs, (ii) redemptions due to death or disability of a shareholder and (iii) such other redemptions as approved by the Fund. See 'How to Sell Fund Shares -- Other Redemption Information -- Payment of Redemption Proceeds.' The Fund also makes available for exchange shares of SSgA Money Market Fund, which is advised by State Street Bank and Trust Company. You may request a prospectus and application for the SSgA Money Market Fund by calling (800) 437-9912. Please read the prospectus carefully before you invest. All exchanges will be subject to any applicable contingent deferred sales charge. If you acquire shares of other Cohen & Steers mutual funds by purchase (rather than by exchange of Fund shares), you may exchange those shares for Fund shares, subject to any applicable initial sales charge.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See 'Tax Considerations.' The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain dealers may limit or prohibit your right to use the exchange privilege.

There is no charge for the exchange privilege. We may limit or terminate your exchange privilege if you make exchanges more than four times a year. We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. WE MAY MODIFY OR REVOKE THE EXCHANGE PRIVILEGE FOR ALL SHAREHOLDERS UPON 60 DAYS PRIOR WRITTEN NOTICE. For additional information concerning exchanges, or to make an exchange, please call the transfer agent at (800) 437-9912.

--------------------------------------------------------------------------------
HOW TO SELL FUND SHARES

You may sell or 'redeem' your shares through authorized dealers, by telephone or through the transfer agent. If your shares are held in your dealer's 'street name,' you must redeem your shares through your dealer.

Redemptions Through Dealers

If you have an account with an authorized dealer, you may submit a redemption request to that dealer. Authorized dealers are responsible for promptly transmitting redemption requests to CSSI. Dealers may impose a charge for handling redemption transactions placed through them and may have particular requirements concerning redemptions. Accordingly, you should contact your authorized dealer for more information.

Redemption By Telephone

To redeem shares by telephone, call the Fund's transfer agent at (800) 437-9912. In order to be honored at that day's price, we must receive any telephone redemption requests by 4:00 p.m., Eastern Time. If we receive your telephone redemption request after 4:00 p.m., Eastern Time, your redemption request will be honored at the next day's price.

If you would like to change your telephone redemption instructions, you must send the transfer agent written notification signed by all of the account's registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. We have adopted reasonable procedures that are designed to ensure that any telephonic redemption instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. WE MAY MODIFY OR TERMINATE THE TELEPHONE REDEMPTION PRIVILEGE AT ANY TIME ON 30 DAYS NOTICE TO SHAREHOLDERS.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the transfer agent:

  Boston Financial Data Services

  P.O. Box 8123

  Boston, Massachusetts 02266-8123

  Attn: Cohen & Steers Utility Fund, Inc.

A written redemption request must:

  state the number of shares or dollar amount to be redeemed;

  identify your account number and tax identification number; and

  be signed by each registered owner exactly as the shares are registered.

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the transfer agent together with a redemption request.

Other Redemption Information

Payment of Redemption Proceeds. The Fund will send you redemption proceeds by check. If you made an election on the Subscription Agreement to receive redemption proceeds by wire, the Fund will send the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The transfer agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more.

The Fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the Fund. In the event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the Fund transferred into your name. You would then incur brokerage costs in converting the securities to cash.

The Fund will charge a redemption fee of 1.00% of the value of any Class A shares sold or exchanged within six months of the time of any NAV Purchase, except that the redemption fee may be waived, in the Fund's sole discretion, for certain categories of redemptions, including, but not limited to:
(i) redemptions by retirement and deferred compensation plans, bank or trust company accounts, asset allocation programs or managed accounts programs,
(ii) redemptions
due to death or disability of a shareholder and (iii) such other redemptions as approved by the Fund. Since the Fund is designed to be a long-term investment, this fee is intended to compensate the Fund for the costs imposed when NAV Purchases are redeemed shortly after the purchase. The Fund will not charge this fee on Class A shares that are acquired by reinvestment of dividends or distributions. For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first.

Signature Guarantee. The guarantor of a signature must be a trust company or national bank, a member bank of the Federal Reserve System, a member firm of a national securities exchange or any other guarantor approved by the Fund's transfer agent. For redemptions made by corporations, executors, administrators or guardians, the transfer agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the transfer agent at (800) 437-9912.

The transfer agent will not consider your redemption request to be properly made until it receives all required documents in proper form.

Redemption of Small Accounts. If your Fund account has a value of $1,000 or less as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $1,000 (the minimum purchase amount) or more and avoid having the Fund automatically liquidate your account.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a 'Distribution Plan') which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under this plan, the Fund may pay CSSI a quarterly distribution fee at an annual rate of up to 0.25% of average daily value of the Fund's net assets attributable to the Class A shares and 0.75% of the average daily value of the Fund's net assets attributable to the Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CSSI is obligated to use the amounts received under the Distribution Plan for payments to qualifying dealers for their assistance in the distribution of the Fund's shares and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors. Payments received under the Distribution Plan with respect to Class A and Class C shares will not be used to pay any interest expenses, carrying charges or other financing costs or allocation of overhead of CSSI. Payments received with respect to Class B shares may be used for these purposes. CSSI bears distribution expenses to the extent they are not covered by payments under the Distribution Plan. Any distribution expenses incurred by CSSI in any fiscal year of the Fund, which are not reimbursed from payments under the Plan accrued in such fiscal year, will not be carried over for payment under the Distribution Plan in any subsequent year.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICE PLAN

The Fund has adopted a shareholder services plan which provides that the Fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Fund may enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services not otherwise provided by the Fund's transfer agent. For these services, the Fund may pay the shareholder servicing agent a fee at an annual rate of up to 0.10% of the average daily net asset value of the Fund's Class A shares and up to 0.25% of the average daily net asset value of the Fund's Class B and Class C shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Fund, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Fund or a shareholder may request.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

The Fund will declare and pay dividends from its investment income quarterly. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The transfer agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elected on your Subscription Agreement to have them paid to you in cash.

We will calculate the dividends payable on each class of the Fund's shares in the same manner at the same time on the same day.

--------------------------------------------------------------------------------
TAX CONSIDERATIONS

The following discussion offers only a brief outline of the Federal income tax consequences of investing in the Fund and is based on the Federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislative, judicial or administrative action, possibly with retroactive effect. This discussion assumes you are a U.S. shareholder and that you hold your shares as a capital asset. In the SAI we have provided more detailed information regarding the tax consequences of investing in the Fund. Dividends paid to you out of the Fund's current and accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both you and the Fund. Dividend income that the Fund receives from REITs, if any, will generally not be treated as qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.

A distribution of an amount in excess of the Fund's current and accumulated earnings and profits is treated as a non-taxable return of capital that reduces your tax basis in your Fund shares; any such distributions in excess of your basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you sell or otherwise dispose of your Fund shares, or have shares repurchased by the Fund, you may realize a capital gain or loss which will be long-term or short-term, depending generally on your holding period for the shares.

We may be required to withhold U.S. Federal income tax on all taxable distributions and redemption proceeds payable if you fail to provide us with your correct taxpayer identification number;

  fail to make required certifications; or

  have been notified by the Internal Revenue Service that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Federal income tax law. If the Fund so qualifies and distributes each year to its shareholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Internal Revenue Code of 1986, as amended (the 'Code'), but without regard to the deduction for dividends paid) and net tax-exempt interest, the Fund will not be required to pay Federal income taxes on any income it distributes to shareholders. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year, plus such amounts from previous years that were not distributed, then the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends to make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax.

Fund distributions also may be subject to state and local taxes. You should consult with your own tax adviser regarding the particular consequences of investing in the Fund.

--------------------------------------------------------------------------------
PRIVACY POLICY

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their personal information. The following is provided to help you understand what personal information the Fund collects, how we protect that information, and why in certain cases we may share this information with others.

The Fund does not receive any personal information relating to shareholders who purchase shares through an intermediary that acts as the record owner of the shares. In the case of shareholders who are record owners of the Fund, to conduct and process your business in an accurate and efficient manner, we must collect and maintain certain personal information about you. This is the information we collect on applications or other forms, and from the transactions you make with us.

The Fund does not disclose any personal information about its shareholders or former shareholders to anyone, except as required or permitted by law or as is necessary to service shareholder accounts. We will share information with organizations, such as the Fund's transfer agent, that assist the Fund in carrying out its daily business operations. These organizations will use this information only for purposes of providing the services required or as otherwise may be required by law. These organizations are not permitted to share or use this information for any other purpose. In addition, the Fund restricts access to personal information about its shareholders to employees of the Advisor who have a legitimate business need for the information.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The Fund is a newly organized mutual fund so financial highlights are not yet available.

                      [COHEN & STEERS UTILITY FUND LOGO]

--------------------------------------------------------------------------------
                TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers Utility Fund, Inc., the following documents are available to you without any charge, upon request:

  Statement of Additional Information -- Additional information about the Fund's structure and operations can be found in the Statement of Additional Information ('SAI'). The information presented in the SAI is incorporated by reference into the prospectus and is legally considered to be part of this prospectus.

To request a free copy of the SAI, or to make any other inquiries or requests for information, please contact us:

By telephone                 (800) 437-9912

By mail                      Cohen & Steers Utility Fund, Inc.
                             c/o Boston Financial Data Services
                             P.O. Box 8123
                             Boston, Massachusetts 02266-8123

By e-mail                    marketing@csreit.com

On the Internet              http://www.cohenandsteers.com

Our prospectus and SAI may also be available from your broker or financial advisor. Reports and other information about the Fund (including the Fund's SAI) may also be obtained from the Securities and Exchange Commission (the 'SEC'):

  By going to the SEC's Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

  By accessing the SEC's Internet site at http://www.sec.gov where you can view, download and print the information.

  By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Upon payment of a duplicating fee, copies of the information will be sent to you.

                   757 THIRD AVENUE, NEW YORK, NEW YORK 10017

SEC File No. 811-

                       [COHEN & STEERS UTILITY FUND LOGO]

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017

--------------------------------------------------------------------------------
                                 CLASS I SHARES
--------------------------------------------------------------------------------

                                   PROSPECTUS



                                    Advisor
                    Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                           Telephone: (212) 832-3232


                                 Transfer Agent
                         Boston Financial Data Services
                                 P.O. Box 8123
                        Boston, Massachusetts 02266-8123
                           Telephone: (800) 437-9912



AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND'S SHARES OR DETERMINED WHETHER THIS
  PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS
                              COMMITTING A CRIME.

                              [           ], 2004
--------------------------------------------------------------------------------

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

                                                              PAGE
                                                              ----
RISK/RETURN SUMMARY.........................................    1

    Investment Objective and Principal Investment
       Strategies...........................................    1

    Who Should Invest.......................................    1

    Principal Risks.........................................    1

    Historical Fund Performance.............................    2

FEES AND EXPENSES OF THE FUND...............................    3

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
  RELATED RISKS.............................................    4

    Objective...............................................    4

    Principal Investment Strategies.........................    4

    Principal Risks of Investing in the Fund................    5

MANAGEMENT OF THE FUND......................................    8

    The Advisor.............................................    8

    Portfolio Managers......................................    8

HOW TO PURCHASE AND SELL FUND SHARES........................    9

    Pricing of Fund Shares..................................    9

    Types of Shareholders Qualified to Purchase Class I
       Shares...............................................    9

    Purchase Minimums.......................................   10

    Additional Classes Offered..............................   10

    Form of Payment.........................................   10

    Purchases of Fund Shares................................   10

    Automatic Investment Plan...............................   12

    Exchange Privilege......................................   12

    How To Sell Fund Shares.................................   12

ADDITIONAL INFORMATION......................................   14

    Dividends and Distributions.............................   14

    Tax Considerations......................................   14

    Privacy Policy..........................................   15

FINANCIAL HIGHLIGHTS........................................   15

                       COHEN & STEERS UTILITY FUND, INC.
--------------------------------------------------------------------------------
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of Cohen & Steers Utility Fund, Inc. (the 'Fund') is total return. In pursuing total return, the Fund seeks both capital appreciation and current income with approximately equal emphasis. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so.

Normally, the Fund invests at least 80% of its net assets in common stocks and other equity securities issued by companies engaged in the utility industry ("utility companies"). For purposes of the Fund's investment policies, a utility company is one that derives at least 50% of its revenues from, or has at least 50% of its assets committed to, the:

  generation, transmission, sale or distribution of electric energy;

  distribution, purification and treatment of water;

  provision of sewage management, treatment or other sanitary services;

  production, transmission or distribution of natural gas;

  provision of products, services and equipment for infrastructure operations, such as airports, toll roads and municipal services; and

  provision of communications services, including cable television, radio, telephone and other communications media.

The Fund may also invest up to 20% of its net assets in preferred securities and other fixed-income securities.

The Fund may also invest up to 15% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities.

--------------------------------------------------------------------------------
WHO SHOULD INVEST

Cohen & Steers Utility Fund, Inc. may be suitable for you if you are seeking:

  To add utilities to your portfolio;

  A fund that may perform differently than a general stock or bond fund to add to your portfolio;

  A fund offering the potential for both current income and long-term capital growth; and.

  A fund offering the potential for tax advantaged dividend income.

The Fund is designed for long-term investors. You should not invest in the Fund unless your investment horizon is at least six months. The Fund will take reasonable steps to identify and reject orders from market timers. In addition, the Fund will charge a redemption fee on certain redemptions. See 'How to Purchase and Sell Fund Shares -- How to Sell Fund Shares.'

--------------------------------------------------------------------------------
PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably.

Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk. While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Utility Risk. Additionally, since the Fund concentrates its assets in the utility industry, your investment in the Fund will be closely linked to the performance of this industry. Certain segments of this industry and individual companies within such segments may not perform as well as the industry as a whole. Utility companies are subject to a variety of factors that may adversely affect their business or operations, including governmental regulation of rates charged to customers, restrictions on operations and increased cost and delays attributable to compliance with and changes in environmental and other regulations, costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation policies, effects of economic slowdowns and surplus capacity and increased competition from other providers of utility services.

Preferred Securities Risk. There are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights.

Interest Rate Risk. Interest rate risk is the risk that fixed-income securities such as preferred and debt securities, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The Fund's investment in such securities means that the net asset value and market price of the common shares may tend to decline if market interest rates rise.

Foreign Securities Risks. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on interest income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Nondiversification. As a 'nondiversified' investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a nondiversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
HISTORICAL FUND PERFORMANCE

The Fund is a newly organized mutual fund, so performance information is not yet available.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU COULD PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment):   None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets):
Management Fee..............................................     %
Other Expenses*.............................................     %
                                                              ---
Total Annual Fund Operating Expenses........................     %
                                                              ===

---------

* Based on estimated amounts for the current fiscal year.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                          1         3
                         YEAR     YEARS
                         ----     -----
                         $         $

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
AND RELATED RISKS

--------------------------------------------------------------------------------
OBJECTIVES

The investment objective of Cohen & Steers Utility Shares, Inc. is total return. In pursuing total return, the Fund seeks both capital appreciation and current income with approximately equal emphasis. There can be no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so. The Fund, of course, will concentrate its investments in the utilities industry.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

In making investment decisions with respect to common stocks and other equity securities issued by utility companies, the Fund's Advisor relies on a fundamental analysis of each company. Securities are evaluated for their potential to provide an attractive total return through a combination of dividend yield and capital appreciation. The Advisor reviews each company's potential for success in light of general economic and industry trends, as well as the company's quality of management, financial condition, business plan, industry and sector market position, dividend payout ratio, and corporate governance. The Advisor utilizes a value-oriented approach, and evaluates each company's valuation on the basis of relative price/cash flow and price/earnings multiples, earnings growth rate, dividend yield, and price/book value, among other metrics.

In making investment decisions with respect to preferred securities and other fixed-income securities, the Advisor seeks to select what it believes are undervalued securities on the basis of risk and return profiles. In making these determinations, the Advisor evaluates the fundamental characteristics of an issuer, including an issuer's creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the Advisor considers not only fundamental analysis, but also an issuer's corporate and capital structure and the placement of the preferred or fixed-income securities within that structure. The Advisor also takes into account other factors, such as call and other structural features, event risk, the likely directions of ratings, and relative value versus other income security classes, among others.

The following are the Fund's principal investment strategies. A more detailed description of the Fund's investment policies and restrictions and more detailed information about the Fund's investments are contained in the Fund's Statement of Additional Information ('SAI').

Utility Companies

For purposes of the Fund's investment policies, a utility company is one that derives at least 50% of its revenues from, or has at least 50% of its assets committed to, the:

  generation, transmission, sale or distribution of electric energy;

  distribution, purification and treatment of water;

  provision of sewage management, treatment or other sanitary services;

  production, transmission or distribution of natural gas;

  provision of products, services and equipment for infrastructure operations, such as airports, toll roads and municipal services; and

  provision of communications services, including cable television, radio, telephone and other communications media.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of companies engaged in the utilities industry. These equity securities can consist of:

  common stocks;

  rights or warrants to purchase common stocks;

  securities convertible into common stocks where the conversion feature represents, in the Advisor's view, a significant element of the securities' value; and

  preferred stocks.

Preferred and Other Fixed Income Securities

The Fund may invest up to 20% of its net assets in preferred securities and other fixed income securities, including preferred stock, hybrid-preferred securities, corporate debt obligations and debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The Fund may invest up to 20% of its net assets in securities that at the time of investment are rated below investment grade (below Baa or BBB) by Moody's Investors Service, Inc. ('Moody's'), Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ('S&P'), Fitch Ratings ('Fitch') or an equivalent rating by a nationally recognized statistical rating agency or that are unrated but judged to be below investment grade by the Fund's Advisor. These below investment grade quality securities are sometimes referred to as 'junk bonds' and are regarded as having predominantly speculative characteristics with respect to the payment of interest and repayment of principal.

Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

Foreign Securities

The Fund may invest up to 15% of its net assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities.

Defensive Position

When the Fund's Advisor believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objective and invest all or any portion of its assets in high-grade debt securities, without regard to whether the issuer is a utility company. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the Fund's portfolio and the price per share will vary based upon general market conditions.

General Risks of Securities Linked to the Utility Industry

Because of its policy of concentration in the securities of companies in the utilities industry, the Fund will be closely linked to the performance of this industry and the Fund will be more susceptible to adverse economic or regulatory occurrences affecting this industry.

Certain segments of this industry and individual companies within such segments may not perform as well as the industry as a whole. Utility companies are subject to a variety of factors that may adversely affect their business or operations, including:

  high interest costs in connection with capital construction and improvement programs;

  difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets;

  governmental regulation of rates charged to customers;

  costs associated with compliance with and changes in environmental and other regulations;

  effects of economic slowdowns and surplus capacity;

  increased competition from other providers of utility services;

  inexperience with and potential losses resulting from a developing deregulatory environment;

  costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies;

  technological innovations that may render existing plants, equipment or products obsolete; and

  potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters, including events such as the 2003 blackout that affected electric utility companies in many mid-Atlantic and midwest states.

Risks of Investment in Preferred Securities

There are special risks associated with investing in preferred securities, including:

Deferral and Omission. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities.

Limited Voting Rights. Generally, preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board.

Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.

Risks of Investment in Lower-Rated Securities

Lower-rated securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Nondiversification. As a 'nondiversified' investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a nondiversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Risks of Investment in Foreign Securities

The Fund may be subject to additional investment risks for foreign securities that are different in some respects from those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S. and foreign securities markets may have substantially less volume than U.S. securities markets, making many foreign issuers less liquid and more volatile than securities of comparable domestic issuers. Also, foreign securities may trade on days when the Fund does not sell shares. As a result, the value of the Fund's portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.

Tax Risk

The provisions that currently apply to the favorable tax treatment of qualified dividend income are scheduled to expire on December 31, 2008 unless future legislation is passed to make the provisions effective beyond this date. There can be no assurance of what portion, if any, of the Fund's distributions will be entitled to the lower tax rates that apply to such qualified dividend income. See 'Tax Considerations.'

Portfolio Turnover

The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. Although the Fund cannot accurately predict its portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Advisor, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See 'Tax Considerations.'

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
THE ADVISOR

Cohen & Steers Capital Management, Inc. (the 'Advisor'), with offices located at 757 Third Avenue, New York, New York 10017, has been retained to provide investment advice, and, in general, to conduct the management and investment program of the Fund under the overall supervision and control of the Directors of the Fund. The Advisor, a registered investment advisor, was formed in 1986 and its current clients include pension plans, endowment funds and investment companies funds, including Cohen & Steers Advantage Income Realty Fund, Inc., Cohen & Steers Premium Income Realty Fund, Inc., Cohen & Steers Quality Income Realty Fund, Inc., Cohen & Steers REIT and Preferred Income Fund, Inc., Cohen & Steers REIT and Utility Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., which are closed-end investment companies, and Cohen & Steers Equity Income Fund, Inc., Cohen & Steers Institutional Realty Shares, Inc., Cohen & Steers Realty Shares, Inc., Cohen & Steers Special Equity Fund, Inc. and the Fund, which are open-end investment companies.

Under its Investment Advisory Agreement with the Fund, the Advisor furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The Advisor performs certain administrative services for the Fund and provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may be directors, officers, or employees of the Advisor. Under the Advisory Agreement, the Advisor pays all employee costs and other ordinary operating costs of the Fund. Excluded from ordinary operating costs are interest charges, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, other extraordinary expenses, and payments made under the Fund's distribution plan. The Advisor also selects brokers and dealers to execute the Fund's portfolio transactions.

For its services under the Advisory Agreement, and for paying the ordinary operating expenses of the Fund, the Fund pays the Advisor a monthly management
fee at the annual rate of    % of the average daily net asset value of the Fund.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

The Fund's portfolio managers are:

  Martin Cohen -- Mr. Cohen is a Director, President and Treasurer of the Fund. He is a founder of the Advisor, and currently its Co-Chairman and Co-Chief Executive Officer, and Vice President of Cohen & Steers Securities, LLC, the Fund's distributor.

  Robert H. Steers -- Mr. Steers is a Director, Chairman and Secretary of the Fund. He is a founder of the Advisor, and currently its Co-Chairman and Co-Chief Executive Officer, and President of Cohen & Steers Securities, LLC, the Fund's distributor.

  William F. Scapell -- Mr. Scapell joined the Advisor as a Senior Vice President in February 2003. Prior to joining the Advisor, Mr. Scapell was a director in the fixed income research department of Merrill Lynch & Co., Inc., where he was also its chief strategist for preferred securities. Before joining Merrill Lynch's research department, Mr. Scapell worked in Merrill Lynch Treasury with a focus on balance sheet management. Prior to working for Merrill Lynch, Mr. Scapell was employed at the Federal Reserve Bank of New York in both bank supervision and monetary policy roles. Mr. Scapell is a Chartered Financial Analyst.

  Robert Becker -- Mr. Becker joined the Advisor as a Senior Vice President in December 2003. Prior to joining the Advisor, Mr. Becker was a co-portfolio manager of the Franklin Utilities Fund at Franklin Templeton Investments. Mr. Becker has previously held positions in equity research for the utility sector at Salomon Smith Barney and Scudder, Stevens and Clark.

--------------------------------------------------------------------------------
HOW TO PURCHASE AND SELL FUND SHARES
--------------------------------------------------------------------------------
PRICING OF FUND SHARES

The price at which you can purchase and redeem the Fund's Class I shares is the net asset value of the shares next determined after we receive your order in proper form. Proper form means that your request includes the Fund name and account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered in the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed. We calculate our net asset value per share as of the close of trading on the New York Stock Exchange generally 4:00 p.m. Eastern Time, on each day the Exchange is open for trading. The Fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the Fund's behalf. The Fund will be deemed to have received a purchase (or redemption) order when an authorized broker, or that broker's designee, accepts the order, and that order will be priced at the next computed net asset value after this acceptance. We determine net asset value per share for the Class I shares by adding the market value of all securities and other assets in the Fund's portfolio attributable to the Class I shares, subtracting liabilities attributable to the Class I shares, and dividing by the total number of Class I shares then outstanding. Securities for which market prices are unavailable will be valued at fair value as determined by the Fund's Board of Directors.

The Fund reserves the right to reject, cancel or rescind any purchase order and to withdraw or suspend the offering of shares at any time. The Fund may also request additional information from you in order to verify your identity. If you do not provide this information or if such information cannot be verified, we reserve the right to close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

--------------------------------------------------------------------------------
TYPES OF SHAREHOLDERS QUALIFIED TO PURCHASE CLASS I SHARES

Class I shares are available for purchase only by:

  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

  tax-exempt employee benefit plans of the Advisor or its affiliates and securities dealer firms with a selling agreement with Cohen & Steers Securities LLC, the Fund's principal underwriter ('CSSI');

  institutional advisory accounts of the Advisor or its affiliates and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

  a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Class I shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

  registered Advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the Advisor for investment purposes, but only if the Advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services and such other investors that qualify for the minimum purchase amount and are approved by CSSI.

--------------------------------------------------------------------------------
PURCHASE MINIMUMS

If you are an individual, you may open a Class I account with the Fund with a minimum investment of $100,000. If you are an advisor, you may open a Class I account with the Fund with an aggregate minimum investment of $250,000. Additional Class I investments must be at least $500. We are free to reject any purchase order.

You can purchase the Fund's Class I shares through authorized dealers or directly through CSSI. A Subscription Agreement should accompany this Prospectus. For accounts opened directly through CSSI, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.

--------------------------------------------------------------------------------
ADDITIONAL CLASSES OFFERED

In addition to offering Class I shares, the Fund also offers Class A, Class B and Class C shares which are described in a separate prospectus. To obtain a prospectus for these classes, contact the transfer agent using the address or phone numbers listed on the back cover of this Prospectus.

--------------------------------------------------------------------------------
FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or Federal Reserve Wire of federal funds.

--------------------------------------------------------------------------------
PURCHASES OF FUND SHARES

Initial Purchase By Wire

1. Telephone toll free from any U.S. continental state: (800) 437-9912. When you contact the transfer agent, you will need the following information:

  name of the Fund;

  class of shares;

  name(s) in which shares are to be registered;

  address;

  social security or tax identification number (where applicable);

  dividend payment election;

  amount to be wired;

  name of the wiring bank; and

  name and telephone number of the person to be contacted in connection with the order.

The transfer agent will assign you an account number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see 'Purchase Minimums' above) to the custodian:

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110
  ABA # 011000028
  Account: DDA # 99055287
  Attn: Cohen & Steers
  Utility Fund, Inc.
  For further credit to: (Account name)
  Account Number: (provided by transfer agent)

3. Complete the Subscription Agreement attached to this Prospectus. Mail the Subscription Agreement to the transfer agent:

  Boston Financial Data Services
  Attn: Cohen & Steers Funds
  P.O. Box 8123
  Boston, Massachusetts 02266-8123

Initial Purchase By Mail

1. Complete the Subscription Agreement attached to this Prospectus.

2. Mail the Subscription Agreement and a check in at least the required minimum amount (see 'Purchase Minimums' above), payable to the Fund, to the transfer agent at the above address.

Additional Purchases By Wire

1. Telephone toll free from any U.S. continental state: (800) 437-9912. When you contact the transfer agent, you will need the following information:

  name of the Fund;

  class of shares;

  account number;

  amount to be wired;

  name of the wiring bank; and

  name and telephone number of the person to be contacted in connection with the order.

2. Instruct the wiring bank to transmit at least the required minimum amount (see 'Purchase Minimums' above) to the custodian:

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110
  ABA # 011000028
  Account: DDA # 99055287
  Attn: Cohen & Steers
  Utility Fund, Inc.
  For further credit to: (Account Name)
  Account Number: (provided by transfer agent)

Additional Purchases By Mail

1. Make a check payable to the Fund in at least the required minimum amount (see 'Purchase Minimums' above). Write your Fund account number and the class of shares to be purchased on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the transfer agent at the address set forth above.

Automatic Purchase Plan

You may purchase additional shares of a Fund you own by automated clearing house ('ACH'). To elect the Auto-Buy option, select it on your account application or call the transfer agent and request an optional shareholder services form. ACH is similar to the pre-authorized investment plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call
(800) 437-9912.

--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN

The Fund's automatic investment plan (the 'Plan') provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of the Subscription Agreement included with this prospectus or contact your dealer. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying the Fund by mail or phone.

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of the other Cohen & Steers mutual funds. Cohen & Steers also makes available for exchange shares of SSgA Money Market Fund, which is advised by State Street Bank and Trust Company. You may request a prospectus and application for the SSgA Money Market Fund by calling (800) 437-9912. Please read the prospectus carefully before you invest. If you acquire shares of other Cohen & Steers funds by purchase (rather than by exchange of Fund shares), you may exchange those shares for Fund shares, subject to any applicable contingent deferred sales charge.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See 'Tax Considerations.' The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain dealers may limit or prohibit your right to use the exchange privilege.

There is no charge for the exchange privilege. We may limit or terminate your exchange privilege if you make exchanges more than four times a year. We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. WE MAY MODIFY OR REVOKE THE EXCHANGE PRIVILEGE FOR ALL SHAREHOLDERS UPON 60 DAYS PRIOR WRITTEN NOTICE. For additional information concerning exchanges, or to make an exchange, please call the transfer agent at (800) 437-9912.

--------------------------------------------------------------------------------
HOW TO SELL FUND SHARES

You may sell or 'redeem' your shares by telephone or through the transfer agent.

Redemption By Telephone

To redeem shares by telephone, call the Fund's transfer agent at (800) 437-9912. In order to be honored at that day's price, we must receive any telephone redemption requests by 4:00 p.m., Eastern Time. If we receive your telephone redemption request after 4:00 p.m., Eastern

Time, your redemption request will be honored at the next day's price.

If you would like to change your telephone redemption instructions, you must send the transfer agent written notification signed by all of the account's registered owners, accompanied by signature guarantee(s), as described below.

We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. WE MAY MODIFY OR TERMINATE THE TELEPHONE REDEMPTION PRIVILEGE AT ANY TIME ON 30 DAYS NOTICE TO SHAREHOLDERS.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the transfer agent:

  Boston Financial Data Services
  P.O. Box 8123
  Boston, Massachusetts 02266-8123
  Attn: Cohen & Steers Utility Fund, Inc.

A written redemption request must:

  state the number of shares or dollar amount to be redeemed,

  identify your account number and tax identification number, and be signed by each registered owner exactly as the shares are registered.

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the transfer agent together with a redemption request.

Other Redemption Information

Payment of Redemption Proceeds. The Fund will send you redemption proceeds by check. If you made an election on the Subscription Agreement to receive redemption proceeds by wire, the Fund will send the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The transfer agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more.

The Fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the Fund. In the event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the Fund transferred into your name. You would then incur brokerage costs in converting the securities to cash.

Signature Guarantee. The guarantor of a signature must be a trust company or national bank, a member bank of the Federal Reserve System, a member firm of a national securities exchange or any other guarantor approved by the Fund's transfer agent. For redemptions made by corporations, executors, administrators or guardians, the transfer agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the transfer agent at (800) 437-9912. The transfer agent will not consider your redemption request to be properly made until it receives all required documents in proper form.

Redemption of Small Accounts. If your Fund account has a value of $100,000 or less as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $100,000 (the minimum purchase amount) or more and avoid having the Fund automatically liquidate your account.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Fund will declare and pay dividends from its investment income quarterly. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The transfer agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elected on your Subscription Agreement to have them paid to you in cash.

We will calculate the dividends payable on each class of the Fund's shares in the same manner at the same time on the same day.

--------------------------------------------------------------------------------
TAX CONSIDERATIONS

The following discussion offers only a brief outline of the Federal income tax consequences of investing in the Fund and is based on the Federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislative, judicial or administrative action, possibly with retroactive effect. This discussion assumes you are a U.S. shareholder and that you hold your shares as a capital asset. In the SAI we have provided more detailed information regarding the tax consequences of investing in the Fund. Dividends paid to you out of the Fund's current and accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both you and the Fund. Dividend income that the Fund receives from REITs, if any, will generally not be treated as qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.

A distribution of an amount in excess of the Fund's current and accumulated earnings and profits is treated as a non-taxable return of capital that reduces your tax basis in your Fund shares; any such distributions in excess of your basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares.
A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you sell or otherwise dispose of your Fund shares, or have shares repurchased by the Fund, you may realize a capital gain or loss which will be long-term or short-term, depending generally on your holding period for the shares.

We may be required to withhold U.S. Federal income tax on all taxable distributions and redemption proceeds payable if you fail to provide us with your correct taxpayer identification number;

  fail to make required certifications; or

  have been notified by the Internal Revenue Service that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Federal income tax law. If the Fund so qualifies and distributes each year to its shareholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Internal Revenue Code of 1986, as amended (the 'Code'), but without regard to the deduction for dividends paid) and net tax-exempt interest, the Fund will not be required to pay Federal income taxes on any income it distributes to shareholders. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year, plus such amounts from previous years that were not distributed, then the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends to make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax.

Fund distributions also may be subject to state and local taxes. You should consult with your own tax adviser regarding the particular consequences of investing in the Fund.

--------------------------------------------------------------------------------
PRIVACY POLICY

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their personal information. The following is provided to help you understand what personal information the Fund collects, how we protect that information, and why in certain cases we may share this information with others.

The Fund does not receive any personal information relating to shareholders who purchase shares through an intermediary that acts as the record owner of the shares. In the case of shareholders who are record owners of the Fund, to conduct and process your business in an accurate and efficient manner, we must collect and maintain certain personal information about you. This is the information we collect on applications or other forms, and from the transactions you make with us.

The Fund does not disclose any personal information about its shareholders or former shareholders to anyone, except as required or permitted by law or as is necessary to service shareholder accounts. We will share information with organizations, such as the Fund's transfer agent, that assist the Fund in carrying out its daily business operations. These organizations will use this information only for purposes of providing the services required or as otherwise may be required by law. These organizations are not permitted to share or use this information for any other purpose. In addition, the Fund restricts access to personal information about its shareholders to employees of the Advisor who have a legitimate business need for the information.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The Fund is a newly organized mutual fund so financial highlights are not yet available.

 COHEN & STEERS UTILITY FUND, INC. -- CLASS I SHARES ONLY

 THE USA PATRIOT ACT

 TO HELP THE GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.
 WHAT THIS MEANS FOR YOU: WHEN YOU OPEN AN ACCOUNT, WE WILL ASK YOU FOR YOUR NAME, ADDRESS, DATE OF BIRTH AND OTHER INFORMATION THAT WILL ALLOW US TO IDENTIFY YOU. THIS INFORMATION WILL BE VERIFIED TO ENSURE THE IDENTITY OF
 ALL INDIVIDUALS OPENING A MUTUAL FUND ACCOUNT.

                     SUBSCRIPTION AGREEMENT

 1 ACCOUNT TYPE (Please print; indicate only one registration type)

[ ]        A. INDIVIDUAL OR JOINT ACCOUNT*

           ------------------------------    /_/_/_/-/_/_/-/_/_/_/_/              -------------------------------------------
           Name                              Social Security Number**             Date of Birth

           ------------------------------    /_/_/_/-/_/_/-/_/_/_/_/              -------------------------------------------
           Name of Joint Owner, if any       Social Security Number**             Date of Birth

           Citizenship: [ ] U.S. Citizen [ ] Resident Alien  [ ] Nonresident Alien***:---------------------------------------
                                                                                                 Country of Citizenship

[ ]        B. UNIFORM GIFTS/TRANSFERS TO MINORS (UGMA/UTMA)

           ------------------------------    /_/_/_/-/_/_/-/_/_/_/_/              -------------------------------------------
           Custodian's name (only one        Social Security Number**             Date of Birth
           permitted)

           ------------------------------    /_/_/_/-/_/_/-/_/_/_/_/              -------------------------------------------
           Minor's name (only one            Social Security Number**             Date of Birth
           permitted)

           under the ----------------------- Uniform Gifts/Transfers to Minors Act
                   (state residence of minor)

           Citizenship: of custodian [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien***:-------------------------
                                                                                                     Country of Citizenship

           Citizenship: of minor     [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien***:-------------------------
                                                                                                      Country of Citizenship

[ ]        C. TRUST, CORPORATION OR OTHER ENTITY

           ------------------------------------------    -----------------------------         ------------------------------
           Name of Trust, Corporation or Other Entity    Tax Identification Number**           Date of Trust Agreement

           Check the box that describes the entity establishing the account:
           [ ] U.S. Financial Institution governed by a federal regulator.
           [ ] Bank governed by a U.S. state bank regulator.
           [ ] Corporation. Attach a copy of the certified articles of incorporation or business license unless the corporation is publicly traded on the New York Stock Exchange, American Stock Exchange or Nasdaq Stock Market. If so, please provide ticker symbol:
           [ ] Retirement plan governed by ERISA.
           [ ] Trust. Attach a copy of the Trust Agreement.
           [ ] Partnership. Attach a copy of Partnership Agreement.
           [ ] U.S. Government Agency or Instrumentality.
           [ ] Other. _____________________ Attach copy of document that formed entity or by laws or similar document.
               Call (800) 437-9912 to see if additional information is required.
           ---------
           * All joint registrations will be registered as 'joint tenants with rights of survivorship' unless otherwise specified.

           ** If applied for, include a copy of application for social security or tax identification number.

           *** Nonresident aliens must include a copy of a government-issued photo ID with this application.

2 AUTHORIZED PERSONS

  IF YOU ARE ESTABLISHING AN ACCOUNT UNDER 1C ABOVE AS A (I) CORPORATION (NON-PUBLICLY TRADED), (II) PARTNERSHIP, (III) TRUST OR (IV) OTHER, INFORMATION ON EACH OF THE INDIVIDUALS AUTHORIZED TO EFFECT TRANSACTIONS MUST BE PROVIDED
  BELOW:

  ------------------------------        /_/_/_/-/_/_/-/_/_/_/_/              -----------------------
  Authorized Individual/Trustee         Social Security Number*              Date of Birth

  ------------------------------        /_/_/_/-/_/_/-/_/_/_/_/              -----------------------
  Authorized Individual/Trustee         Social Security Number*              Date of Birth

  Citizenship: [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien**: ----------------------
                                                                              Country of Citizenship

  (If there are more than two authorized persons, provide the information, in the same format, on a separate sheet for each such additional person.)

  * If applied for, include a copy of application for social security number. ** Nonresident aliens must include a copy of a government-issued photo
     ID with this application.


 3 ADDRESS

   (IF MAILING ADDRESS IS A POST OFFICE BOX, A STREET ADDRESS IS ALSO REQUIRED. APO AND FPO ADDRESSES WILL BE ACCEPTED)

   REGISTRANT STREET ADDRESS
                                                          (         )
   ----------------------------------------------         ------------------------------------------
   Street                                                 Home Telephone Number

                                                           (         )
   ----------------------------------------------         ------------------------------------------
   City and State                      Zip Code           Business Telephone Number


   Mailing Address----------------------  City ----------------- State ----------  Zip -------------

   JOINT REGISTRANT STREET ADDRESS (REQUIRED IF DIFFERENT THAN REGISTRANT ADDRESS ABOVE)

   Address------------------------------  City ----------------- State ---------- Zip --------------


 4 INVESTMENT INFORMATION

   $ ------------ Amount to invest ($100,000 minimum investment for individual, or $250,000 minimum investment for advisor). Do not send cash. Investment will be paid for by

   (please check one):

       [ ] Check or draft made payable to 'Cohen & Steers Utility Fund, Inc.'

       [ ] Wire through the Federal Reserve System.*---------------------------

      * Call (800) 437-9912 to notify the Fund of investments by wire and to obtain an Account Number. See the PURCHASE OF FUND SHARES section of the Prospectus for wire instructions.


 5 AUTOMATIC INVESTMENT PLAN

  The Automatic Investment Plan makes possible regularly scheduled monthly purchases of Fund shares. The Fund's Transfer Agent can arrange for an amount of money selected by you ($500 minimum) to be deducted from your checking account and used to purchase shares of the Fund.

   Please debit $------------- from my checking account beginning on----------*.
                                                                      (Month)

   Please debit my account on (check one): [ ] 1st of Month [ ] 15th of Month

  * To initiate the Automatic Investment Plan, Section 8 of this Subscription Agreement must be completed.

 6 EXCHANGE PRIVILEGES

   Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the Exchange Privilege section of the Prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

   [ ] I decline the exchange privilege.

 7 REDEMPTION PRIVILEGES

   Shareholders may select the following redemption privileges by checking the box(es) below. See HOW TO SELL FUND SHARES section of the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

       [ ] I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current Prospectus.

       [ ] I wish to have redemption proceeds paid by wire (please complete
           Section 9).

 8 DISTRIBUTION OPTIONS

   Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

   Dividends      [ ] Pay in cash.      [ ] Reinvest.
   Capital Gains  [ ] Pay in cash.      [ ] Reinvest.

   [ ] I wish to have my distributions paid by wire (please complete
       Section 9).

 9 BANK OF RECORD (FOR WIRE INSTRUCTIONS AND/OR THE AUTOMATIC INVESTMENT PLAN)

   PLEASE ATTACH A VOIDED CHECK FROM YOUR BANK ACCOUNT.

   --------------------------------------    ---------------------------------
   Bank Name                                 Bank ABA Number

   --------------------------------------    ---------------------------------
   Street or P.O. Box                        Bank Account Number

   --------------------------------------    ---------------------------------
   City and State                Zip Code    Account Name


10 SIGNATURE AND CERTIFICATIONS

(a)  By signing this agreement, I represent and warrant that:
         (1) I have the full right, power, capacity and authority to invest in the Fund;

         (2) I am of legal age in my state of residence or am an emancipated minor;

         (3) All of the information on this agreement is true and correct; and

         (4) I will notify the Fund immediately if there is any change in this information.

(b) I have read the current prospectus of the Fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the Fund's prospectus as in effect from time to time. Further, I agree that the Fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the Fund may rely on the instructions of any one account owner unless all owners specifically instruct the Fund otherwise.

(c) If I am a U.S. citizen, resident alien, or a representative of a U.S. entity, I certify, under penalty of perjury, that:

         (1) THE TAXPAYER IDENTIFICATION NUMBER AND TAX STATUS SHOWN ON THIS FORM ARE CORRECT

         (2)  I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE:

               I AM EXEMPT FROM BACKUP WITHHOLDING, OR

               I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE ('IRS') THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR

               THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING
               NOTE: IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDER-REPORTING INTEREST OR DIVIDENDS ON YOUR TAX RETURN, YOU MUST CROSS OUT THIS ITEM 2.

         (3)  I AM A U.S. PERSON (INCLUDING RESIDENT ALIEN)

(d) If I am a nonresident alien, I understand that I am required to complete and attach the appropriate Form W-8 to certify my foreign status.

         (1) Indicate country of residence for tax purposes ________________ Under penalty of perjury, I certify that I am not a U.S. citizen or resident alien and I am an exempt foreign person as defined by the IRS.

(e)  Additional Certification:

         (1) Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. Government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons List of the Office of Foreign Assets Control of the United States Department of the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my (our) investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.

         (2) I agree to provide such information and execute and deliver such documents as the Fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the Fund may be subject, including compliance with anti-money laundering laws.

THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

   x                                                    x
   ---------------------------------       ----------   -------------------------------------  -----------
   Signature* (Owner, Trustee, Etc.)          Date      Signature* (Joint Owner, Co-Trustee)      Date


   --------------------------
   Name and Title

---------

* If shares are to be registered in (1) joint names, both persons should sign,
  (2) a custodian's name, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the Investor (alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

  Mail to: Boston Financial Data Services, P.O. Box 8123, Boston, MA 02266-8123

                      [COHEN & STEERS UTILITY FUND LOGO]

--------------------------------------------------------------------------------
                TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers Utility Fund, Inc., the following documents are available to you without any charge, upon request:

  Statement of Additional Information -- Additional information about the Fund's structure and operations can be found in the Statement of Additional Information ('SAI'). The information presented in the SAI is incorporated by reference into the prospectus and is legally considered to be part of this prospectus.

To request a free copy of the SAI, or to make any other inquiries or requests for information, please contact us:

By telephone                 (800) 437-9912

By mail                      Cohen & Steers Utility Fund, Inc.
                             c/o Boston Financial Data Services
                             P.O. Box 8123
                             Boston, Massachusetts 02266-8123

By e-mail                    marketing@csreit.com

On the Internet              http://www.cohenandsteers.com

Our prospectus and SAI may also be available from your broker or financial advisor. Reports and other information about the Fund (including the Fund's SAI) may also be obtained from the Securities and Exchange Commission (the 'SEC'):

  By going to the SEC's Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

  By accessing the SEC's Internet site at http://www.sec.gov where you can view, download and print the information.

  By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Upon payment of a duplicating fee, copies of the information will be sent to you.

                   757 THIRD AVENUE, NEW YORK, NEW YORK 10017

SEC File No. 811-

    The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                       [COHEN & STEERS UTILITY FUND LOGO]

                                  757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017
                                 (800) 437-9912
--------------------------------------------------------------------------------
                        STATEMENT OF ADDITIONAL INFORMATION
                                          , 2004

  THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF COHEN & STEERS UTILITY FUND, INC.,
       DATED THE SAME DATE AS THE STATEMENT OF ADDITIONAL INFORMATION,
             AS SUPPLEMENTED FROM TIME TO TIME (THE 'PROSPECTUS').
          THIS STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED BY
            REFERENCE IN ITS ENTIRETY INTO THE PROSPECTUS. COPIES OF
            THE STATEMENT OF ADDITIONAL INFORMATION, PROSPECTUS AND
        ANNUAL AND SEMI-ANNUAL REPORTS (WHEN AVAILABLE) MAY BE OBTAINED
                            FREE OF CHARGE BY WRITING
              OR CALLING THE ADDRESS OR PHONE NUMBER SHOWN ABOVE.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS

                                                              Page
                                                              ----
Investment Strategies and Policies..........................    3

Investment Restrictions.....................................   10

Management of the Fund......................................   13

Compensation of Directors and Certain Officers..............   15

Investment Advisory and Other Services......................   16

Portfolio Transactions and Brokerage........................   25

Organization and Description of Capital Stock...............   26

Distribution Plan...........................................   27

Determination of Net Asset Value............................   28

Reducing the Initial Sales Load on Class A Shares...........   29

Sale of Fund Shares.........................................   30

Contingent Deferred Sales Charges...........................   31

Other Share Information.....................................   33

Taxation....................................................   33

Performance Information.....................................   40

Counsel and Independent Accountants.........................   42

Financial Statements........................................   43

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION

Cohen & Steers Utility Fund, Inc. (the 'Fund') is a nondiversified, open-end, management investment company organized as a Maryland corporation on January 13, 2004.

Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. No investment in the shares of the Fund should be made without first reading the Prospectus.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND POLICIES
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS

The following descriptions supplement the material set forth in the Prospectus. Except as otherwise provided below, the Fund's investment strategies and policies are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders; however, the Fund will not change its investment policies without written notice to shareholders.

--------------------------------------------------------------------------------
CASH RESERVES

The Fund's cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments and generally will not exceed 15% of total assets.

Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements. A repurchase agreement is an instrument under which an investor, such as the Fund, purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. In such a case, the security is held by the Fund, in effect, as collateral for the repurchase obligation. Repurchase agreements may be entered into with member banks of the Federal Reserve System or 'primary dealers' (as designated by the Federal Reserve Bank of New York) in United States Government securities. Other acceptable money market instruments include commercial paper rated by any nationally recognized rating agency, such as Moody's Investors Service, Inc. ('Moody's') or Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ('S&P'), certificates of deposit, bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars, and money market mutual funds.

In entering into a repurchase agreement for the Fund, Cohen & Steers Capital Management, Inc., the investment advisor (the 'Advisor'), will evaluate and monitor the creditworthiness of the vendor. In the event that a vendor should default on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

--------------------------------------------------------------------------------
ILLIQUID SECURITIES

The Fund will not invest in illiquid securities if immediately after such investment more than 15% of the Fund's net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the 'Securities Act') and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

The Securities and Exchange Commission (the 'SEC') has adopted Rule 144A which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a 'safe harbor' from the registration requirements of the Securities Act of resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.

The Advisor will monitor the liquidity of restricted securities in the Fund's portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

--------------------------------------------------------------------------------
CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. Convertible securities are preferred stocks or debt obligations that are convertible into common stock. They generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed income security, tends to trade increasingly on a yield basis, and thus, may not decline in price to the same extent as the underlying common stock. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

--------------------------------------------------------------------------------
DEBT SECURITIES

The Fund may invest in debt securities, such as bonds, debentures, government obligations, commercial paper and pass-through instruments. The value of debt securities may fluctuate based on changes in interest rates and the issuer's financial condition. When interest rates rise or the issuer's financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline.

--------------------------------------------------------------------------------
DEPOSITARY RECEIPTS

The Fund may invest in sponsored and unsponsored American Depositary Receipts ('ADRs') and similar depositary receipts. ADRs, typically issued by a financial institution (a 'depositary'), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market liquidity, currency, political, information and other risks.

--------------------------------------------------------------------------------
PREFERRED STOCK, WARRANTS AND RIGHTS

The Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stockholders, but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer's common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.

--------------------------------------------------------------------------------
FUTURES CONTRACTS

The Fund may purchase and sell financial futures contracts. A financial futures contract is an agreement to buy or sell a specific security or financial instrument at a particular price on a stipulated future date. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

The Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index on a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time the Fund purchases a futures contract, an amount of cash or liquid portfolio securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian similar liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may 'cover' its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

The Fund will be authorized to use financial futures contracts and related options for 'bona fide hedging' purposes, as such term is used in applicable regulations of the Commodity Futures Trading Commission ('CFTC'). The Fund will also be authorized to enter into such contracts and related options for non-hedging purposes, for example to enhance total return or provide market exposure pending the investment of cash balances, but only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures options positions, less the amount by which any such positions are 'in-the-money,' would not exceed

5% of the Fund's total assets. The Fund may lose the expected benefit of transactions in financial futures contracts if interest rates, currency exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes in interest rates, currency exchange rates or securities prices may also result in poorer overall performance than if the Fund had not entered into any futures transactions.

--------------------------------------------------------------------------------
OPTIONS ON SECURITIES AND STOCK INDICES

The Fund may write covered call and put options and purchase call and put options on securities or stock indices that are traded on U.S. exchanges.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

The Fund may write a call or put option only if the option is 'covered.' A call option on a security written by the Fund is covered if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund owns a call option on the same security and in the same principal amount as the call option written where the exercise price of the call option held (a) is equal to or less than the exercise price of the call option written or (b) is greater than the exercise price of the call option written if the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A put option on a security written by the Fund is 'covered' if the Fund maintains similar liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else owns a put option on the same security and in the same principal amount as the put option written where the exercise price of the put option held is equal to or greater than the exercise price of the put option written. The value of the underlying securities on which options may be written at any one time will not exceed 25% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

The Fund will cover call options on stock indices by owning securities whose price changes, in the opinion of the Advisor are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund will cover put options on stock indices by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

The Fund will receive a premium for writing a put or call option, which will increase the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on securities or indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or index and the changes in value of the Fund's security holdings being hedged.

The Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, the Fund may purchase call options to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

--------------------------------------------------------------------------------
FOREIGN CURRENCY CONTRACTS AND CURRENCY HEDGING TRANSACTIONS

In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts ('forward contracts') and foreign currency futures contracts ('foreign currency futures'), as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The Fund may enter into forward contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to 'lock in' the U.S. dollar price of the security. In addition, for example, when the Fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as 'cross-hedging.' Because in connection with the Fund's foreign currency forward transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash or other liquid assets available that is sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. In addition, the Fund will not enter into such forward contracts if, as a result, the Fund will have more than 15% of the value of its total assets committed to such contracts. To the extent such contracts would be deemed to be illiquid, they will be included in the maximum limitation of 15% of net assets invested in restricted or illiquid securities. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund may enter into exchange-traded foreign currency futures for the purchase or sale for future delivery of foreign currencies. This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the Advisor's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount, of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

--------------------------------------------------------------------------------
RISKS OF OPTIONS, FUTURES AND FOREIGN CURRENCY CONTRACTS

Options, futures and foreign currency contracts are forms of derivatives. The use of options and futures as hedging techniques may not succeed where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. Gains on investments in options and futures depend on the portfolio manager's ability to predict correctly the direction of stock prices, interest rates and other economic factors. Where a liquid secondary market for options or futures does not exist, the Fund may not be able to close its position and, in such an event would be unable to control its losses. The loss from investing in futures contracts is potentially unlimited. The use of forward foreign currency contracts may limit gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may cause poorer overall performance for the Fund than if it had not engaged in such contracts.

--------------------------------------------------------------------------------
SHORT SALES

The Fund may enter into short sales, provided the dollar amount of short sales at any one time would not exceed 25% of the net assets of the Fund, and the value of securities of any one issuer in which the Fund is short would not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of any issuer. The Fund must maintain collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked-to-market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as 'short sales against the box'), the above requirements are not applicable.

--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment objective and the principal investment strategies and investment techniques of the Fund are described in the Prospectus. The Fund has also adopted certain investment restrictions limiting the following activities except as specifically authorized:

The Fund may not:

1. Borrow money, or pledge its assets, except that the Fund may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund's total assets will be repaid before any subsequent investments are made;

2. Issue any senior securities, except that collateral arrangements with respect to transactions such as forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for purposes of this restriction;

3. Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;

4. Purchase or sell real estate, mortgages on real estate or commodities, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate or mortgages acquired on real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund's ownership of such securities;

5. Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments;

6. Make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities, all in accordance with its investment policies;

7. Invest 25% or more of its net assets in securities of issuers in any particular industry, except that the Fund will invest at least 25% of the value of its net assets in securities of companies engaged in the utilities industry and provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

8. Purchase restricted or 'illiquid' securities, including repurchase agreements maturing in more than seven days, if as a result, more than 15% of the Fund's net assets would then be invested in such securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933);

9. Acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of investment companies up to the limits permitted by Sec. 12(d)(1) of the Investment Company Act of 1940, as amended (the '1940 Act'), and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction;

10. Make short sales whereby the dollar amount of short sales at any one time would exceed 25% of the net assets of the Fund; provided the Fund maintains collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked-to-market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as 'short sales against the box'), such restrictions shall not apply;

11. Invest in puts, calls, straddles, spreads or any combination thereof, except that the Fund may (a) purchase put and call options on securities and securities indexes, and (b) write covered put and call options on securities and securities indexes, provided that (i) the securities underlying such options are within the investment policies of the Fund; (ii) at the time of such investment, the value of the aggregate premiums paid for such securities does not exceed 5% of the Fund's total assets; and (iii) the value of the underlying securities on which options may be written at any one time does not exceed 25% of total assets;

12. Invest in oil, gas or other mineral exploration programs, development programs or leases, except that the Fund may purchase securities of companies engaging in whole or in part in such activities;

13. Pledge, mortgage or hypothecate its assets except in connection with permitted borrowings; or

14. Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin.

The investment restrictions numbered 1 through 7 in this Statement of Additional Information have been adopted as fundamental policies of the Fund. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined under the 1940 Act. 'Majority of the outstanding voting securities' means the lesser of
(1) 67% or more of the shares present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Investment restrictions numbered 8 through 14 above, are non-fundamental and may be changed at any time by vote of a majority of the Board of Directors.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Board of Directors. The Directors approve all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its Advisor, administrator, custodian and transfer agent. The management of the Fund's day-to-day operations is delegated to its officers, the Advisor and the Fund's administrator, subject always to the investment objective and policies of the Fund and to the general supervision of the Directors.

The Directors and officers of the Fund and their principal occupations during the past five years are set forth below. Each such Director and officer is also a director or officer of Cohen & Steers Advantage Income Realty Fund, Inc., Cohen & Steers Premium Income Realty Fund, Inc., Cohen & Steers Quality Income Realty Fund, Inc., Cohen & Steers REIT and Preferred Income Fund, Inc., Cohen & Steers REIT and Utility Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., which are closed-end investment companies sponsored by the Advisor, and Cohen & Steers Equity Income Fund, Inc., Cohen & Steers Institutional Realty Shares, Inc., Cohen & Steers Realty Shares, Inc. and Cohen & Steers Special Equity Fund, Inc., which are open-end investment companies sponsored by the Advisor.

                                                                                                       NUMBER OF FUNDS
                                                                       PRINCIPAL OCCUPATION          WITHIN FUND COMPLEX
                            POSITION(S) HELD      TERM OF              DURING PAST 5 YEARS           OVERSEEN BY DIRECTOR
  NAME, ADDRESS AND AGE        WITH FUND           OFFICE      (INCLUDING OTHER DIRECTORSHIPS HELD)  (INCLUDING THE FUND)
  ---------------------        ---------           ------      ------------------------------------  --------------------
INTERESTED DIRECTORS*
Robert H. Steers ........  Director, Chairman   Until Next     Co-Chairman and Co-Chief Executive             11
757 Third Avenue            of the Board and    Election of    Officer of the Advisor since 2003
New York, New York 10017       Secretary        Directors      and prior to that, Chairman of the
Age: 50                                                        Advisor; President of Cohen & Steers
                                                               Securities, LLC, the Fund's
                                                               distributor.

Martin Cohen ............      Director,        Until Next     Co-Chairman and Co-Chief Executive             11
757 Third Avenue             President and      Election of    Officer of the Advisor since 2003
New York, New York 10017       Treasurer        Directors      and prior to that, President of the
Age: 54                                                        Advisor; Vice President of Cohen &
                                                               Steers Securities, LLC.


                            LENGTH OF
  NAME, ADDRESS AND AGE    TIME SERVED
  ---------------------    -----------
INTERESTED DIRECTORS*
Robert H. Steers ........  Since
757 Third Avenue           Inception
New York, New York 10017
Age: 50

Martin Cohen ............  Since
757 Third Avenue           Inception
New York, New York 10017
Age: 54

---------

* 'Interested Persons' within the meaning of the 1940 Act on the basis of their affiliation with the Fund's Advisor and its affiliated entities (including the Fund's principal underwriter).

DISINTERESTED DIRECTORS

[TO COME]

The officers of the Fund, their addresses, their ages and their principal occupations for at least the past five years are set forth below.

                                    POSITION(S)
                                     HELD WITH
    NAME, ADDRESS AND AGE              FUND               PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
    ---------------------              ----               -------------------------------------------
Robert Becker ................    Vice President     Senior Vice President of the Advisor since December
757 Third Avenue                                       2003, and prior thereto, co- portfolio manager of the
New York, NY 10017                                     Franklin Utilities Fund at Franklin Templeton
Age: 34                                                Investments. He has previously held positions in
                                                       equity research for the utility sector at Salomon
                                                       Smith Barney and Scudder, Stevens and Clark.

William F. Scapell ...........    Vice President     Senior Vice President of the Advisor since February
757 Third Avenue                                       2003. Prior thereto, he was the chief strategist for
New York, NY 10017                                     preferred securities at Merrill Lynch & Co.
Age: 36

Adam M. Derechin .............  Vice President and   Chief Operating Officer of the Advisor since 2003 and
757 Third Avenue                Assistant Treasurer    prior to that, Senior Vice President of the Advisor
New York, New York 10017                               since 1998.
Age: 39

Lawrence B. Stoller ..........  Assistant Secretary  Senior Vice President and General Counsel of the
757 Third Avenue                                       Advisor, since 1999; Chief Legal Officer of Cohen &
New York, New York 10017                               Steers Securities, LLC. Prior to that, Associate
Age: 40                                                General Counsel, Neuberger Berman Management, Inc.
                                                       (money manager); and Assistant General Counsel, The
                                                       Dreyfus Corporation (money manager).

The following table provides information concerning the dollar range of the Fund's equity securities owned by each Director and the aggregate dollar range of securities owned in the Cohen & Steers Fund Complex.

                                                                                        AGGREGATE DOLLAR RANGE
                                                                                        OF EQUITY SECURITIES IN
                                                              DOLLAR RANGE OF EQUITY      THE COHEN & STEERS
                                                             SECURITIES IN THE FUND AS    FUND COMPLEX AS OF
                                                                   OF [ ], 2004            DECEMBER 31, 2003
                                                                   ------------            -----------------
Robert H. Steers...........................................                                 over $100,000
Martin Cohen...............................................                                 over $100,000

Conflicts of Interest. No Director who is not an 'interested person' of the Fund as defined in the 1940 Act, and no immediate family members, own any securities issued by the Advisor, or any person or entity (other than the Fund) directly or indirectly controlling, controlled by, or under common control with the Advisor.

--------------------------------------------------------------------------------
BOARD'S ROLE IN FUND GOVERNANCE

Committees. The Fund's Board of Directors has two standing committees of the Board, the Audit Committee and the Nominating Committee, each of which is composed of all of the Directors who are not interested persons of the Fund, as defined in the 1940 Act. The function of the Audit Committee is to assist the Board of Directors in its oversight of the Fund's financial reporting process. The Audit Committee generally meets twice a year. Among other things, the Nominating Committee is responsible for (i) evaluating and nominating individuals to serve as disinterested Directors and as committee members, and
(ii) periodically reviewing Director compensation.

Approval of Investment Advisory Agreement. The Board of Directors, including a majority of the Directors who are not parties to the Fund's Investment Advisory Agreement, or interested persons of any such party ('Disinterested Directors') has the responsibility under the 1940 Act to approve the Fund's Investment

Advisory Agreement for its initial term and annually thereafter at a meeting called for the purpose of voting on such matter. The Investment Advisory Agreement was approved by the Fund's Directors, including a majority of the
Disinterested Directors, at their meeting held on [          ], 2004. In
determining to approve the Investment Advisory Agreement, the Directors reviewed the materials provided by the Advisor and considered the following: (1) the level of the management fees and estimated expense ratio of the Fund as compared to competitive funds of a comparable size; (2) the nature and quality of the services rendered by the Advisor; (3) anticipated benefits derived by the Advisor from the relationship with the Fund; (4) the anticipated costs of providing services to the Fund; and (5) the estimated profitability to the Advisor of providing investment advisory services to the Fund. The Directors then took into consideration the anticipated benefits to be derived by the Advisor in connection with the Investment Advisory Agreement, noting particularly the research and related services, within the meaning of
Section 28(e) of the Securities Exchange Act of 1934, that the Advisor may receive by allocating the Fund's brokerage transactions.

--------------------------------------------------------------------------------
COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS

--------------------------------------------------------------------------------

The following table sets forth information regarding estimated compensation of Directors by the Fund and by the fund complex of which the Fund is a part for the fiscal year ended December 31, 2004. Officers of the Fund and Directors who are interested persons of the Fund do not receive any compensation from the Fund or any other fund in the fund complex which is a U.S. registered investment company. Each of the other Directors is paid an annual retainer of $5,000, and a fee of $350 for each meeting attended and is reimbursed for the expenses of attendance at such meetings. In the column headed 'Total Compensation From Fund and Fund Complex Paid to Directors,' the compensation paid to each Director represents ten funds that each Director serves in the fund complex. The Directors do not receive any pension or retirement benefits from the fund complex.

                                                                                   TOTAL
                                                                               COMPENSATION
                                                               AGGREGATE       FROM FUND AND
                                                              COMPENSATION     FUND COMPLEX
                  NAME OF PERSON, POSITION                     FROM FUND     PAID TO DIRECTORS
                  ------------------------                     ---------     -----------------
Martin Cohen**, Director and President......................      0               0
Robert H. Steers**, Director and Chairman...................      0               0

---------

** 'Interested Persons' within the meaning of the 1940 Act on the basis of their affiliation with the Fund's Advisor and its affiliated entities (including the Fund's principal underwriter).

--------------------------------------------------------------------------------
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
CONTROL PERSONS

As of         , 2004, there was no person or persons who controlled the Fund, either through a significant ownership of shares or any other means of control.

--------------------------------------------------------------------------------
PRINCIPAL HOLDERS

As of         , 2004, the following principal holders owned 5% or more of a
Class of shares of the then outstanding shares of capital stock of the Fund as follows:

                            PERCENTAGE
                             OF TOTAL
     NAME AND ADDRESS         CLASS      SHARES HELD
     ----------------         -----      -----------

--------------------------------------------------------------------------------
MANAGEMENT OWNERSHIP

As of         , 2004, directors and officers of the Fund as a group owned less than 1% of the Fund's outstanding shares.

--------------------------------------------------------------------------------
INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------
THE INVESTMENT ADVISER

Cohen & Steers Capital Management, Inc. (the 'Advisor'), with offices located at 757 Third Avenue, New York, New York 10017 is the Advisor to the Fund.

The Advisor, a registered investment advisor, was formed in 1986 and its current clients include pension plans of leading corporations, endowment funds and investment companies, including Cohen & Steers Advantage Income Realty Fund, Inc., Cohen & Steers Premium Income Realty Fund, Inc., Cohen & Steers Quality Income Realty Fund, Inc., Cohen & Steers REIT and Preferred Income Fund, Inc., Cohen & Steers REIT and Utility Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., which are closed-end investment companies and Cohen & Steers Equity Income Fund, Inc., Cohen & Steers Institutional Realty Shares, Inc., Cohen & Steers Realty Shares, Inc. and Cohen & Steers Special Equity Fund, Inc., which are open-end investment companies. Mr. Cohen and Mr. Steers may be deemed 'controlling persons' of the Advisor on the basis of their ownership of the Advisor's stock.

Pursuant to an investment advisory agreement (the 'Advisory Agreement'), the Advisor furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, executes the purchase and sale orders for the portfolio transactions of the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund.

Under the Advisory Agreement, the Fund will pay the Advisor a monthly advisory
fee in an amount equal to 1/12th of [   %] of the average daily value of the net
assets of the Fund. This fee is allocated among the separate classes based on the classes' proportionate shares of such average daily net asset value.

The Advisor also provides the Fund with such personnel as the Fund may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the administrator, the transfer agent and the custodian, which the Advisor is not required to furnish under the Advisory Agreement. The personnel rendering these services, who may act as officers of the Fund, may be employees of the Advisor or its affiliates. The cost to the Fund of these services must be agreed to by the Fund and is intended to be no higher than the actual cost to the Advisor or its affiliates of providing the services. The Fund does not pay for services performed by officers of the Advisor or its affiliates. The Fund may from time to time hire its own employees or contract to have services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund.

All of the officers of the Fund listed above are officers or employees of the Advisor. Their affiliations with the Fund and with the Advisor are provided under their principal business occupations.

--------------------------------------------------------------------------------
ADMINISTRATOR AND SUB-ADMINISTRATOR

The Advisor has also entered into an administration agreement with the Fund (the 'Administration Agreement') under which the Advisor performs certain administrative functions for the Fund, including (i) providing office space, telephones, office equipment and supplies for the Fund; (ii) paying compensation of the Fund's officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of the Fund;
(iv) supervising preparation of the periodic updating of the Fund's registration statement, including the Prospectus and Statement of Additional Information, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate;
(v) supervising preparation of quarterly reports to the Fund's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders;
(vi) supervising the daily pricing of the Fund's investment portfolio and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to the Fund, including the Custodian, Transfer Agent and printers; (viii) providing trading desk facilities for the Fund;
(ix) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than the Fund's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities. For its services under the Administration Agreement, the Advisor receives a monthly fee from the Fund .06% of the Fund's average daily net assets up to $1 billion, .04% of the Fund's average daily net assets in excess of $1 billion up to $1.5 billion and .02% of the Fund's average daily net assets in excess of $1.5 billion.

In accordance with the terms of the Administration Agreement and with the approval of the Fund's Board of Directors, the Advisor has caused the Fund to retain State Street Bank and Trust Company ('State Street') as sub-administrator under a fund accounting and administration agreement (the 'Sub-Administration Agreement'). Under the Sub-Administration Agreement, State Street has assumed responsibility for performing certain of the foregoing administrative functions, including (i) determining the Fund's net asset value and preparing these figures for publication; (ii) maintaining certain of the Fund's books and records that are not maintained by the Advisor, Custodian or Transfer Agent; (iii) preparing financial information for the Fund's income tax returns, proxy statements, shareholders reports, and SEC filings and (iv) responding to shareholder inquiries. Under the Administration Agreement, the Advisor remains responsible for monitoring and overseeing the performance by State Street of its obligations to the Fund under its agreement with the Fund, subject to the overall authority of the Fund's Board of Directors.

Under the terms of the Sub-Administration Agreement, the Fund pays State Street a monthly administration fee. The administration fee paid by the Fund is computed on the basis of the net assets in the Fund at an annual rate equal to 0.030% of the first $200 million in assets, 0.020% of the next $200 million, and 0.01% of assets in excess of $400 million, with a minimum fee of $120,000. The aggregate fee paid by the Fund and the other funds advised by the Advisor to State Street is computed by multiplying the total number of funds by each break point in the above schedule in order to determine the aggregate break points to be used in calculating the total fee paid by the Cohen & Steers family of funds (i.e., 6 funds at $200 million or $1.2 billion at 0.030%, etc.). The Fund is then responsible for its pro rata amount of the aggregate administration fee. State Street also serves as the Fund's custodian and transfer agent. See 'Custodian and Transfer and Dividend Disbursing Agent,' below. Boston Financial has been retained by State Street to provide transfer agency services to the Fund and is hereafter sometimes referred to as the 'Transfer Agent.'

--------------------------------------------------------------------------------
DISTRIBUTOR

Cohen & Steers Securities, LLC, an affiliate of the Advisor, serves without charge as the Distributor of shares of the Fund. Cohen & Steers Securities, LLC is not obligated to sell any specific amount of shares and will sell shares, as agent for the Fund, on a continuous basis only against orders to purchase shares.

Cohen & Steers Securities, LLC ('CSSI') is an 'affiliated person' of the Advisor, which is itself an affiliated person of the Fund. Those individuals identified above under 'Management of the Fund' as directors or officers of both the Fund and CSSI are affiliated persons of both entities.

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

State Street, which has its principal business at 225 Franklin Street, Boston, Massachusetts 02110 has been retained to act as custodian of the Fund's investments and as the Fund's transfer and dividend disbursing agent. State Street has retained its wholly-owned subsidiary, Boston Financial, to provide transfer and dividend disbursing agency services to the Fund. Neither State Street nor Boston Financial has any part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio.

--------------------------------------------------------------------------------
CODE OF ETHICS

The Fund, and the Advisor and Distributor, have adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act that are designed to ensure that the interests of Fund shareholders come before the interests of those involved in managing the Fund. The codes of ethics, among other things, prohibit management personnel from investing in REITs and real estate securities, preferred securities and initial public offerings, require pre-approval for transactions in private placements, Cohen & Steers closed-end funds, and utility equity securities; and require pre-approval for sales of Cohen & Steers open-end funds. The Fund's disinterested Directors are prohibited from purchasing or selling any security if they knew or reasonably should have known at the time of he transaction that, within the most recent 15 days, the security is being or has been considered for purchase or sale by the Fund, or is being purchased or sold by the Fund.

--------------------------------------------------------------------------------
PROXY VOTING

The Fund's Board of Directors has delegated to the Advisor the responsibility for voting proxies on behalf of the Fund, and has determined that proxies with respect to the Fund's portfolio companies shall be voted in accordance with the Advisor's Statement of Policies and Procedures Regarding the Voting of Securities (the 'Proxy Voting Policies and Procedures'). The following is a summary of the Proxy Voting Policies and Procedures.

Voting rights are an important component of corporate governance. The Advisor has three overall objectives in exercising voting rights:

A. Responsibility. The Advisor shall seek to ensure that there is an effective means in place to hold companies accountable for their actions. While management must be accountable to its board, the board must be accountable to a company's shareholders. Although accountability can be promoted in a variety of ways, protecting shareholder voting rights may be among our most important tools.

B. Rationalizing Management and Shareholder Concerns. The Advisor seeks to ensure that the interests of a company's management and board are aligned with those of the company's shareholders. In this respect, compensation must be structured to reward the creation of shareholder value.

C. Shareholder Communication. Since companies are owned by their shareholders, the Advisor seeks to ensure that management effectively communicates with its owners about the company's business operations and financial performance. It is only with effective communication that shareholders will be able to assess the performance of management and to make informed decisions on when to buy, sell or hold a company's securities.

In exercising voting rights, the Advisor shall conduct itself in accordance with the general principles set forth below.

1. The ability to exercise a voting right with respect to a security is a valuable right and, therefore, must be viewed as part of the asset itself.

2. In exercising voting rights, the Advisor shall engage in a careful evaluation of issues that may materially affect the rights of shareholders and the value of the security.

3. Consistent with general fiduciary principles, the exercise of voting rights shall always be conducted with reasonable care, prudence and diligence.

4. In exercising voting rights on behalf of clients, the Advisor shall conduct itself in the same manner as if it were the constructive owner of the securities.

5. To the extent reasonably possible, the Advisor shall participate in each shareholder voting opportunity.

6. Voting rights shall not automatically be exercised in favor of management-supported proposals.

7. The Advisor, and its officers and employees, shall never accept any item of value in consideration of a favorable proxy voting decision.

Set forth below are general guidelines that the Advisor shall follow in exercising proxy voting rights:

Prudence. In making a proxy voting decision, the Advisor shall give appropriate consideration to all relevant facts and circumstances, including the value of the securities to be voted and the likely effect any vote may have on that value. Since voting rights must be exercised on the basis of an informed judgment, investigation shall be a critical initial step.

Third Party Views. While the Advisor may consider the views of third parties, it shall never base a proxy voting decision solely on the opinion of a third party. Rather, decisions shall be based on a reasonable and good faith determination as to how best to maximize shareholder value.

Shareholder Value. Just as the decision whether to purchase or sell a security is a matter of judgment, determining whether a specific proxy resolution will increase the market value of a security is a matter of judgment as to which informed parties may differ. In determining how a proxy vote may affect the economic value of a security, the Advisor shall consider both short-term and long-term views about a company's business and prospects, especially in light of our projected holding period on the stock (e.g., the Advisor may discount long-term views on a short-term holding).

Set forth below are guidelines as to how specific proxy voting issues shall be analyzed and assessed. While these guidelines will provide a framework for the Advisor's decision making process, the mechanical application of these guidelines can never address all proxy voting decisions. When new issues arise or old issues present nuances not encountered before, the Advisor must be guided by its reasonable judgment to vote in a manner that the Advisor deems to be in the best interests of the Fund and its shareholders.

Stock-Based Compensation

Approval of Plans or Plan Amendments. By their nature, compensation plans must be evaluated on a case-by case basis. As a general matter, the Advisor always favors compensation plans that align the interests of management and shareholders. The Advisor generally approves compensation plans under the following conditions:

10% Rule. The dilution effect of the newly authorized shares, plus the shares reserved for issuance in connection with all other stock related plans, generally should not exceed 10%.

Exercise Price. The minimum exercise price of stock options should be at least equal to the market price of the stock on the date of grant.

Plan Amendments. Compensation plans should not be materially amended without shareholder approval.

Non-Employee Directors. Awards to non-employee directors should not be subject to management discretion, but rather should be made under non-discretionary grants specified by the terms of the plan.

Repricing/Replacement of Underwater Options. Stock options generally should not be repriced, and never should be re-priced without shareholder approval. In addition, companies should not issue new options, with a lower strike price, to make up for previously issued options that are substantially underwater. The Advisor will vote against the election of any slate of directors that, to its knowledge, has authorized a company to re-price or replace underwater options during the most recent year without shareholder approval.

Reload/Evergreen Features. The Advisor will generally vote against plans that enable the issuance of reload options and that provide an automatic share replenishment ('evergreen') feature.

Measures to Increase Executive Long-Term Stock Ownership. The Advisor supports measures to increase the long-term stock ownership by a company's executives. These include requiring senior executives to hold a minimum amount of stock in a company (often expressed as a percentage of annual compensation), requiring stock acquired through option exercise to be held for a certain minimum amount of time and issuing restricted stock awards instead of options. In this respect, the Advisor supports the expensing of option grants because it removes the incentive of a company to issue options in lieu of restricted stock. The Advisor also supports employee stock purchase plans, although the Advisor generally believes the discounted purchase price should be at least 85% of the current market price.

Vesting. Restricted stock awards normally should vest over at least a two-year period.

Other stock awards. Stock awards other than stock options and restricted stock awards should be granted in lieu of salary or a cash bonus, and the number of shares awarded should be reasonable.

Change of Control Issues

While the Advisor recognizes that a takeover attempt can be a significant distraction for the board and management to deal with, the simple fact is that the possibility of a corporate takeover keeps management focused on maximizing shareholder value. As a result, the Advisor opposes measures that are designed to prevent or obstruct corporate takeovers because they can entrench current management. The following are the Advisor's guidelines on change of control issues:

Shareholder Rights Plans. The Advisor acknowledges that there are arguments for and against shareholder rights plans, also known as 'poison pills.' Companies should put their case for rights plans to shareholders. The Advisor generally votes against any directors who, without shareholder approval, to its knowledge have instituted a new poison pill plan, extended an existing plan, or adopted a new plan upon the expiration of an existing plan during the past year.

Golden Parachutes. The Advisor opposes the use of accelerated employment contracts that result in cash grants of greater than three times annual compensation (salary and bonus) in the event of termination of employment following a change in control of a company. In general, the guidelines call for voting against 'golden parachute' plans because they impede potential takeovers that shareholders should be free to consider. The Advisor generally withholds votes at the next shareholder meeting for directors who to its knowledge approved golden parachutes.

Approval of Mergers. The Advisor votes against proposals that require a super-majority of shareholders to approve a merger or other significant business combination. The Advisor supports proposals that seek to lower super-majority voting requirements.

Routine Issues

Director Nominees in a Non-Contested Election. The Advisor generally votes in favor of management proposals on director nominees.

Director Nominees in a Contested Election. By definition, this type of board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Therefore, the economic impact of the vote in favor of or in opposition to that director or slate must be analyzed using a higher standard normally applied to changes in control. Criteria for evaluating director nominees as a group or individually should include: performance; compensation, corporate governance provisions and takeover activity; criminal activity; attendance at meetings; investment in the company; interlocking directorships; inside, outside and independent directors; whether the chairman and CEO titles are held by the same person; number of other board seats; and other experience. It is impossible to have a general policy regarding director nominees in a contested election.

Board Composition. The Advisor supports the election of a board that consists of at least a majority of independent directors. The Advisor generally withholds support for non-independent directors who serve on a company's audit, compensation and/or nominating committees. The Advisor also generally withholds support for director candidates who have not attended a sufficient number of board or committee meetings to effectively discharge their duties as directors.

Classified Boards. Because a classified board structure prevents shareholders from electing a full slate of directors at annual meetings, the Advisor generally votes against classified boards. The Advisor votes in favor of shareholder proposals to declassify a board of directors unless a company's charter or governing corporate law allows shareholders, by written consent, to remove a majority of directors at any time, with or without cause.

Barriers to Shareholder Action. The Advisor votes to support proposals that lower the barriers to shareholder action. This includes the right of shareholders to call a meeting and the right of shareholders to act by written consent.

Cumulative Voting. Having the ability to cumulate votes for the election of directors -- that is, cast more than one vote for a director about whom they feel strongly -- generally increases shareholders' rights to effect change in the management of a corporation. The Advisor therefore generally supports proposals to adopt cumulative voting.

Ratification of Auditors. Votes generally are cast in favor of proposals to ratify an independent auditor, unless there is a reason to believe the auditing firm is no longer performing its required duties or there are exigent circumstances requiring us to vote against the approval of the recommended auditor. For example, the Advisor's general policy is to vote against an independent auditor that receives more than 50% of its total fees from a company for non-audit services.

Stock Related Items

Increase Additional Common Stock. The Advisor's guidelines generally call for approval of increases in authorized shares, provided that the increase is not greater than three times the number of shares outstanding and reserved for issuance (including shares reserved for stock-related plans and securities convertible into common stock, but not shares reserved for any poison pill plan).

Votes generally are cast in favor of proposals to authorize additional shares of stock except where the proposal:

1. creates blank check preferred stock; or

2. establishes classes of stock with superior voting rights.

Blank Check Preferred Stock. Votes generally are cast in opposition to management proposals authorizing the creation of new classes of preferred stock with unspecific voting, conversion, distribution and other rights, and management proposals to increase the number of authorized blank check preferred shares. The Advisor may vote in favor of this type of proposal when it receives assurances to its reasonable satisfaction that (i) the preferred stock was authorized by the board for the use of legitimate capital formation purposes and not for anti-takeover purposes, and (ii) no preferred stock will be issued with voting power that is disproportionate to the economic interests of the preferred stock. These representations should be made either in the proxy statement or in a separate letter from the company to the Advisor.

Preemptive Rights. Votes are cast in favor of shareholder proposals restoring limited preemptive rights.

Dual Class Capitalizations. Because classes of common stock with unequal voting rights limit the rights of certain shareholders, the Advisor votes against adoption of a dual or multiple class capitalization structure.

Social Issues

The Advisor believes that it is the responsibility of the board and management to run a company on a daily basis. With this in mind, in the absence of unusual circumstances, the Advisor does not believe that shareholders should be involved in determining how a company should address broad social and policy issues. As a result, the Advisor generally votes against these types of proposals, which are generally initiated by shareholders, unless the Advisor believes the proposal has significant economic implications.

Other Situations

No set of guidelines can anticipate all situations that may arise. The Advisor's portfolio managers and analysts will be expected to analyze proxy proposals in an effort to gauge the impact of a proposal on the financial prospects of a company, and vote accordingly. These policies are intended to provide guidelines for voting. They are not, however, hard and fast rules because corporate governance issues are so varied.

Proxy Voting Procedures

The Advisor maintains a record of all voting decisions for the period required by applicable laws. In each case in which the Advisor votes contrary to the stated policies set forth in these guidelines, the record shall indicate the reason for such a vote.

The Investment Committee of the Advisor shall have responsibility for voting proxies, under the supervision of the Director of Research. The Director of Research's designee (the 'Designee') shall be responsible for ensuring that the Investment Committee is aware of all upcoming proxy voting opportunities. The Designee shall ensure that proxy votes are properly recorded and that the requisite information regarding each proxy voting opportunity is maintained. The Advisor's General Counsel shall have overall responsibility for ensuring that the Advisor complies with all proxy voting requirements and procedures.

Recordkeeping

The Designee shall be responsible for recording and maintaining the following information with respect to each proxy voted by the Advisor:

Name of the company

Ticker symbol

CUSIP number

Shareholder meeting date

Brief identification of each matter voted upon

Whether the matter was proposed by management or a shareholder

Whether the Advisor voted on the matter

If the Advisor voted, then how the Investment Manager voted

Whether the Advisor voted with or against management

The Advisor's General Counsel shall be responsible for maintaining and updating the Policies and Procedures, and for maintaining any records of written client requests for proxy voting information and documents that were prepared by the Advisor and were deemed material to making a voting decision or that memorialized the basis for the decision.

The Advisor shall rely on the SEC's EDGAR filing system with respect to the requirement to maintain proxy materials regarding client securities.

Conflicts of Interest

There may be situations in which the Advisor may face a conflict between its interests and those of its clients or fund shareholders. Potential conflicts are most likely to fall into three general categories:

Business Relationships. This type of conflict would occur if the Advisor or an affiliate has a substantial business relationship with the company or a proponent of a proxy proposal relating to the company (such as an employee group) such that failure to vote in favor of management (or the proponent) could harm the relationship of the Advisor or its affiliate with the company or proponent. In the context of the Advisor, this could occur if an affiliate of the

Advisor has a material business relationship with a company that the Advisor has invested in on behalf of the Fund, and the Advisor is encouraged to vote in favor of management as an inducement to acquire or maintain the affiliate's relationship.

Personal Relationships. The Advisor or an affiliate could have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors or director nominees.

Familial Relationships. The Advisor or an affiliate could have a familial relationship relating to a company (e.g., spouse or other relative who serves as a director or nominee of a public company).

The next step is to identify if a conflict is material. A material matter is one that is reasonably likely to be viewed as important by the average shareholder. Materiality will be judged under a two-step approach:

Financial Based Materiality. The Advisor presumes a conflict to be nonmaterial unless it involves at least $500,000.

Non-Financial Based Materiality. Non-financial based materiality would impact the members of the Advisor's Investment Committee, who are responsible for making proxy voting decisions.

Finally, if a material conflict exists, the Advisor shall vote in accordance with the advice of a proxy voting service.

The Advisor's General Counsel shall have responsibility for supervising and monitoring conflicts of interest in the proxy voting process according to the following process:

Identifying Conflicts. The Advisor is responsible for monitoring the relationships of the Advisor's affiliates for purposes of the Advisor's Inside Information Policy and Procedures. The General Counsel (or his designee) maintains a watch list and a restricted list. The Advisor's Investment Committee is unaware of the content of the watch list and therefore it is only those companies on the restricted list, which is made known to everyone at the Advisor, for which potential concerns might arise. When a company is placed on the restricted list, the General Counsel (or his designee) shall promptly inquire of the Designee as to whether there is a pending proxy voting opportunity with respect to that company, and continue to inquire on a weekly basis until such time as the company is no longer included on the restricted list. When there is a proxy voting opportunity with respect to a company that has been placed on the restricted list, the General Counsel shall inform the Investment Committee that no proxy vote is to be submitted for that company until the general counsel completes the conflicts analysis.

For purposes of monitoring personal or familial relationships, the General Counsel (or his designee) shall receive on at least an annual basis from each member of the Advisor's Investment Committee written disclosure of any personal or familial relationships with public company directors that could raise potential conflict of interest concerns. Investment Committee members also shall agree in writing to advise if (i) there are material changes to any previously furnished information, (ii) a person with whom a personal or familial relationship exists is subsequently nominated as a director or (iii) a personal or familial relationship exists with any proponent of a proxy proposal or a participant in a proxy contest.

Identifying Materiality. The General Counsel (or his designee) shall be responsible for determining whether a conflict is material. He shall evaluate financial based materiality in terms of both actual and potential fees to be received. Non-financial based items impacting a member of the Investment Committee shall be presumed to be material.

Communication with Investment Committee; Voting of Proxy. If the General Counsel determines that the relationship between the Advisor's affiliate and a company is financially material, he shall communicate that information to the members of the Advisor's Investment Committee and instruct them, and the Designee, that the Advisor will vote its proxy based on the advice of a consulting firm engaged by the Advisor. Any personal or familial relationship, or any other business relationship, that exists between a company and any member of the Investment Committee shall be presumed to be material, in which case the Advisor again will vote its proxy based on the advice of a consulting firm engaged by the Advisor. The fact that a member of the Investment Committee personally owns securities issued by a company will not disqualify the Advisor from voting common stock issued by that company, since the member's personal and professional interests will be aligned.

In cases in which the Advisor will vote its proxy based on the advice of a consulting firm, the General Counsel (or his designee) shall be responsible for ensuring that the Designee votes proxies in this manner. The General Counsel will maintain a written record of each instance when a conflict arises and how the conflict is resolved (e.g., whether the conflict is judged to be material, the basis on which the materiality is decision is made and how the proxy is voted.)

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

Subject to the supervision of the Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rates are made by the Advisor. Transactions on U.S. stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees.

In selecting a broker to execute each particular transaction, the Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Directors may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker that provides research services to the Advisor an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Advisor's ongoing responsibilities with respect to the Fund. Research and investment information is provided by these and other brokers at no cost to the Advisor and is available for the benefit of other accounts advised by the Advisor and its affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Advisor's expenses, it is not possible to estimate its value and in the opinion of the Advisor it does not reduce the Advisor's expenses in a determinable amount. The extent to which the Advisor makes use of statistical, research and other services furnished by brokers is considered by the Advisor in the allocation of brokerage business but there is no formula by which such business is allocated. The Advisor does so in accordance with its judgment of the best interests of the Fund and its shareholders. The Advisor may also take into account payments made by brokers effecting transactions for the Fund to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay (such as custodial and professional fees).

--------------------------------------------------------------------------------
ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK
--------------------------------------------------------------------------------

The Fund was incorporated on January 13, 2004, as a Maryland corporation and is authorized to issue 200,000,000 shares of Common Stock, $.001 par value. The authorized shares of the Fund are currently divided into four classes designated Class A Common Stock, Class B Common Stock, Class C Common Stock and Class I Common Stock. The Fund shall, to the extent permitted by applicable law, have the right, at its option, at any time to redeem shares owned by any shareholder of any class if the Board of Directors has determined that it is in the best interests of the Fund to redeem the shares. The Fund's shares have no preemptive or conversion rights. Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and service fees, which may affect performance, and (ii) each class has exclusive voting rights on any matter submitted to shareholders that affects only that class, including any matter that relates to that class' Rule 12b-1 Plan and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. With the exceptions noted above, each share has equal voting, dividend, distribution and liquidation rights. All shares of the Fund, when duly issued, will be fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in the Fund's Articles of Incorporation and By-Laws.

--------------------------------------------------------------------------------
DEALER REALLOWANCES
--------------------------------------------------------------------------------

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares, as set forth below:

                                                       SALES CHARGE         SALES CHARGE         REGULAR DEALER
                                                         AS A % OF            AS A % OF        REALLOWANCE AS A %
                 INVESTMENT AMOUNT                   OFFERING PRICE(1)   NET AMOUNT INVESTED   OF OFFERING PRICE
                 -----------------                   -----------------   -------------------   -----------------
Less than $100,000.................................        4.50%                4.71%
$100,000 but less than $250,000....................        3.75%                3.90%
$250,000 but less than $500,000....................        2.75%                2.83%
$500,000 but less than $1 million..................        2.25%                2.30%
$1 million or more.................................        None                 None                   'D'

---------

(1) 'Offering Price' is the amount that you actually pay for Fund shares; it includes the initial sales charge.

'D' See 'Other Share Information.'

--------------------------------------------------------------------------------
DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Fund has adopted a Distribution Plan and related agreements pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Distribution Plan adopted by the investment company's Board of Directors and approved by its shareholders. Under the Distribution Plan, the Fund makes assistance payments to brokers, financial institutions and other financial intermediaries ('payee(s)') for shareholder accounts ('qualified accounts') as to which a payee has rendered distribution assistance services to shareholders at annual rates of 0.25%, 0.75% and 0.75% of the average net asset value of the Fund attributable to Class A shares, Class B shares and Class C shares, respectively. The Class I shares do not participate in the Distribution Plan. Substantially all such monies are paid by CSSI to payees for their distribution assistance with any remaining amounts being used to partially defray other expenses (including interest and other financing costs in the case of Class B shares) incurred by CSSI in distributing Fund shares. In addition to the amounts required by the Distribution Plan, CSSI may, in its discretion, pay additional amounts from its own resources. Beginning with the second year after an investment is made, payees receive an annual distribution assistance payment of 0.25% of the average daily net asset value attributable to shares for which the payee provides services. This fee is paid quarterly in arrears. The Directors have determined that there is a reasonable likelihood the Distribution Plan will benefit the Fund and its shareholders. The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow.

Under the Distribution Plan, the Fund's Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Distribution Plan the selection and nomination of the disinterested Directors are at the discretion of the disinterested Directors currently in office.

The Distribution Plan and related agreements were duly approved by the shareholders and may be terminated at any time by a vote of the shareholders or by vote of the disinterested Directors. The Distribution Plan and related agreements may be renewed from year to year if approved by a vote of the Board of Directors, and by the vote of the disinterested Directors cast in person at a meeting called for the purpose of voting on such renewal. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Distribution Plan must be approved by a vote of the Board of Directors and of the disinterested Directors, cast in person at a meeting called for the purpose of such vote.

Pursuant to the rules of the NASD, CSSI is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of the Fund may not exceed 0.75 of 1% per class. The 6.25% limitation applies to each class of the Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

--------------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset value per share of each class is determined by the Fund on each day the New York Stock Exchange is open for trading, and on any other day during which there is a sufficient degree of trading in the investments of the Fund to materially affect the Fund's net asset value.

For purposes of determining the net asset value of each Class of the Fund, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ('NASDAQ') National List are valued in a like manner (NASDAQ traded securities are valued at the NASDAQ official closing price). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable source as the Directors deem appropriate to reflect their fair market value. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. The prices provided by a pricing service take into account institutional size trading in similar groups of securities and any developments related to specific securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

Any securities for which market quotations are not readily available shall be valued in accordance with procedures approved by the Board of Directors.

For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.

--------------------------------------------------------------------------------
REDUCING THE INITIAL SALES LOAD ON CLASS A SHARES
--------------------------------------------------------------------------------

As discussed in the Prospectus for Class A shares, the size of the total investment in the Class A shares of the Fund will affect your sales load. Described below are several methods to reduce the applicable sales load. In order to obtain a reduction in the sales load, an investor must notify, at the time of purchase, his dealer, the transfer agent or CSSI of the applicability of one of the following:

Rights of Aggregation. The size of the total investment applies to the total amount being invested by any 'person,' which term includes an individual, his spouse and children under the age of 21, a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under the Internal Revenue Code of 1986, as amended (the 'Code') although more than one beneficiary is involved, or any U.S. bank or investment advisor purchasing shares for its investment advisory clients or customers. Any such person purchasing for several accounts at the same time may combine these investments into a single transaction in order to reduce the applicable sales charge.

Rights of Accumulation. The Class A shares of the Fund may be purchased at a reduced sales charge by a 'person' (as defined above) who is already a shareholder by taking into account not only the amount then being invested, but also the current net asset value of the shares of the Fund already held by such person. If the current net asset value of the qualifying shares already held plus the net asset value of the current purchase exceeds a point in the schedule of sales charges at which the charge is reduced to a lower percentage, the entire current purchase is eligible for the reduced charge. To be entitled to a reduced sales charge pursuant to the Rights of Accumulation, the investor must notify his dealer, the transfer agent or CSSI at the time of purchase that he wishes to take advantage of such entitlement, and give the numbers of his account, and those accounts held in the name of his spouse or for a minor child, and the specific relationship of each such other person to the investor.

Letter of Intention. An investor may also qualify for a reduced sales charge by completing a Letter of Intention (the 'Letter') set forth in the Subscription Agreement in the Prospectus or on a separate form for this purpose which is available from the Fund. This enables the investor to aggregate purchases of shares of the Fund during a 12-month period for purposes of calculating the applicable sales charge. All shares of the Fund currently owned by the investor will be credited as purchases toward the completion of the Letter at the greater of their net asset value on the date the Letter is executed or their cost. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter. For each investment made, the investor must notify his dealer, the transfer agent or CSSI that a Letter is on file along with all account numbers associated with the Letter.

The Letter is not a binding obligation on the investor. However, 5% of the amount specified in the Letter will be held in escrow, and if the investor's purchases are less than the amount specified, the investor will be requested to remit to the Fund an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. However, the sales charge applicable to the investment will in no event be higher than if the shareholder had not submitted a Letter.

Sales at Net Asset Value. Class A shares of the Fund may be sold at net asset value (i.e., without a sales charge) (i) to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons, (ii) to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client,
(iii) to investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, (iv) to clients of such investment advisors and financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker, agent, investment advisor or financial institution, and (v) to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to those defined in Section 401(a), 403(b) or 457 of the Code and 'rabbi trusts.' Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent. Class A shares of the Fund may also be sold at net asset value to current officers, directors and employees (and their immediate families) of the Fund, the Advisor, CSSI, employees (and their immediate families) of certain firms providing services to the Fund (such as the custodian and shareholder servicing agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons. The Fund may also issue Class A shares at net asset value in connection with the acquisition of, or merger or consolidation with, another investment company.

The Fund will charge a redemption fee of 1.00% of the value of any Class A shares sold or exchanged within six months of the time of any NAV Purchase (as defined in the Prospectus), except that the redemption fee may be waived, in the Fund's sole discretion, for certain categories of redemptions, including, but not limited to: (i) redemptions by retirement and deferred compensation plans, bank or trust company accounts, asset allocation programs or managed account programs, (ii) redemptions due to death or disability of a shareholder and (iii) such other redemptions as approved by the Fund.

The sales of Class A shares at net asset value described in this section are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the Class A shares will not be resold except through redemption. Such notice must be given to the transfer agent or CSSI at the time of purchase on a form for this purpose as available from the Fund.

--------------------------------------------------------------------------------
SALE OF FUND SHARES
--------------------------------------------------------------------------------

Payment of the price for shares that are sold or 'redeemed' may be made either in cash or in portfolio securities (selected in the discretion of the Board of Directors of the Fund and taken at their value used in determining the Fund's net asset value per share as described in the Prospectus and in this Statement of Additional Information less any applicable contingent deferred sales charge on redemptions of Class B shares made within six years of purchase and on certain redemptions of Class A and Class C shares made within 12 months following purchases without a sales charge), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Fund will not distribute in-kind portfolio securities that are not readily marketable.

The Fund will charge a redemption fee of 1.00% of the value of any Class A shares sold or exchanged within six months of the time of any NAV Purchase, except that the redemption fee may be waived, in the Fund's sole discretion, for certain categories of redemptions, including, but not limited to: (i) redemptions by retirement and deferred compensation plans, bank or trust company accounts, asset allocation programs or wrap programs, (ii) redemptions due to death or disability of a shareholder and (iii) such other redemptions as approved by the Fund. Since the Fund is designed to be a long-term investment, this fee is intended to compensate the Fund for the costs imposed when NAV Purchases are redeemed shortly after the purchase. The Fund will not charge this fee on Class A shares that are acquired by reinvestment of dividends or distributions. For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first.

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGES
--------------------------------------------------------------------------------
CLASS A SHARES

With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. In determining the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends and distributions) and, second, of shares held longest during the time they are subject to the sales charge. Proceeds from the contingent deferred sales charge on Class A shares are paid to CSSI and are used by CSSI to defray the expenses of CSSI related to providing distribution-related services to the Fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers or financial intermediaries for selling Class A shares.

--------------------------------------------------------------------------------
CLASS B SHARES

Class B shares that are redeemed within six years of purchase will be subject to a contingent deferred sales charge at the rates set forth in the Prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

Proceeds from the contingent deferred sales charge on the Class B shares are paid to CSSI and are used by CSSI to defray the expenses of CSSI related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, including payments to dealers and other financial intermediaries for selling Class B shares and interest and other financing costs associated with the Class B shares.

In determining the contingent deferred sales charge applicable to a redemption of Class B shares, it will be assumed that the redemption is, first, of any shares that were acquired upon the reinvestment of dividends or distributions and, second, of any shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable contingent deferred sales charge and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the fund originally purchased by the shareholder.

The contingent deferred sales charge is waived on redemptions of shares
(i) following the death or disability, as defined in the Code, of a shareholder,
(ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2, or (iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative.

Conversion Feature. At the end of the month which precedes the eighth anniversary of the purchase date of a shareholder's Class B shares, such Class B shares will automatically convert to Class A shares and will no longer be subject to higher distribution and service fees. Such conversion will occur on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution and service fees paid by holders of Class B shares that have been outstanding long enough for CSSI to have been compensated for distribution expenses incurred in the sale of such shares.

For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

--------------------------------------------------------------------------------
CLASS C SHARES

Class C shares that are redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%, charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class C shares will be waived on certain redemptions, as described above under 'Contingent Deferred Sales Charges -- Class B Shares.' In determining the contingent deferred sales charge applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of any shares held longest during the time they are subject to the sales charge.

Proceeds from the contingent deferred sales charge are paid to CSSI and are used by CSSI to defray the expenses of CSSI related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, such as the payment of compensation to dealers and financial intermediaries for selling Class C shares.

--------------------------------------------------------------------------------
CLASS I SHARES

Class I shares are not subject to a contingent deferred sales charge. Please see the Class I prospectus for a further discussion of Class I shares.

--------------------------------------------------------------------------------
FUND REORGANIZATIONS

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of the Fund if the Fund is combined with another Cohen & Steers mutual fund, or in connection with a similar reorganization transaction.

--------------------------------------------------------------------------------
OTHER SHARE INFORMATION
--------------------------------------------------------------------------------

A dealer concession of up to 1% may be paid by CSSI on investments in Class A shares of $1 million or more. Also, in addition to the discount or commission paid to dealers, CSSI may from time to time pay additional cash or other incentives to dealers in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or other incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. Such incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, to the extent consistent with the rules of the National Association of Securities Dealers, as then in effect. Such dealer may elect to receive cash incentives of equivalent amount in lieu of such payments.

--------------------------------------------------------------------------------
TAXATION
--------------------------------------------------------------------------------

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

--------------------------------------------------------------------------------
TAXATION OF THE FUND

The Fund intends to elect to be treated as, and to qualify annually as, a regulated investment company under the Code.

To qualify for the favorable U.S. Federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of a single issuer, or two or more issuers which the Fund controls and are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net tax-exempt interest each taxable year.

As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement (described below) are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years and on which the Fund paid no Federal income tax. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits (including distributions of net capital gain) would be taxed to shareholders as ordinary dividend income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction (the 'DRD') under the Code in the case of corporate shareholders.

--------------------------------------------------------------------------------
DISTRIBUTIONS

Dividends paid out of the Fund's current and accumulated earnings and profits will, except in the case of distributions or qualified dividend income and capital gain dividends described below, be taxable to a U.S. shareholder as ordinary income to the extent of the Fund's earnings and profits. For taxable years beginning on or before December 31, 2008, qualified dividend income received by individual shareholders is taxed at rates equivalent to long-term capital gain tax rates, which reach a maximum of 15%. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria, although dividends paid by REITs will not generally be eligible to qualify as qualified dividend income. The Fund generally can pass the tax treatment of qualified dividend income it receives through to Fund shareholders. For the Fund to receive qualified dividend income, the Fund must meet certain holding period requirements for the stock on which the otherwise qualified dividend is paid. In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. The same provisions, including the holding period requirements, apply to each shareholder's investment in the Fund. The provisions of the Code applicable to qualified dividend income and the 15% maximum individual tax rate on long-term capital gains are currently effective through 2008. Thereafter, qualified dividend income will no longer be taxed at the rates applicable to long-term capital gains, and the maximum individual tax rate on long-term capital gains will increase to 20%, unless Congress enacts legislation providing otherwise.

Distributions of net capital gain, if any, designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.

A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

Dividends designated by the Fund and received by corporate shareholders of the Fund will qualify for the DRD to the extent of the amount of qualifying dividends received by the Fund from domestic corporations (other than REITs) for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (i) if the stock on which the dividend is paid is considered to be 'debt-financed' (generally, acquired with borrowed funds), (ii) if the Fund fails to meet certain holding period requirements for the stock on which the dividend is paid or (iii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the DRD may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or by application of the Code.

Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional shares of the Fund.

The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain,
(ii) receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Shareholders will be notified annually as to the U.S. federal tax status of distributions.

--------------------------------------------------------------------------------
SALE OR EXCHANGE OF FUND SHARES

Upon the sale or other disposition of shares of the Fund which a shareholder holds as a capital asset, such shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% brackets) for taxable years beginning on or before December 31, 2008.

Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder (or amounts designated as undistributed capital gains) with respect to such shares.

--------------------------------------------------------------------------------
NATURE OF FUND'S INVESTMENTS

Certain of the Fund's investment practices are subject to special and complex Federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions,
(ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash,
(v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

--------------------------------------------------------------------------------
ORIGINAL ISSUE DISCOUNT SECURITIES

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the 'original issue discount') each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of Federal income tax and the 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

--------------------------------------------------------------------------------
INVESTMENT IN NON-U.S. SECURITIES

The Fund's investment in non-U.S. securities may be subject to non-U.S. withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders will generally not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund.

In addition, if the Fund acquires an equity interest in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income ('passive foreign investment companies'), the Fund could be subject to U.S. Federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. An election may generally be available to ameliorate these adverse tax consequences but any such election could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of capital gains as ordinary income. The Fund intends to manage its holdings to limit the tax liability from these investments.

--------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES OF UNCERTAIN TAX CHARACTER

The Fund may invest in preferred securities or other securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

--------------------------------------------------------------------------------
INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ('REMICs'). Under Treasury regulations that have not yet been proposed or issued, and which when proposed may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an 'excess inclusion') will be subject to Federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders
(i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and
(iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. Federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest Federal income tax rate imposed on corporations. The Investment Manager does not intend on behalf of the Fund to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

--------------------------------------------------------------------------------
BACKUP WITHHOLDING

The Fund may be required to withhold U.S. Federal income tax on all taxable distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

--------------------------------------------------------------------------------
FOREIGN SHAREHOLDERS

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a 'foreign shareholder') depends on whether the income of the Fund is 'effectively connected' with a U.S. trade or business carried on by the shareholder.

Income Not Effectively Connected. If the income from the Fund is not 'effectively connected' with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholders (see 'Taxation -- Investment in Real Estate Investment Trusts' above)), which tax is generally withheld from such distributions.

Capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. withholding tax. In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax on distributions of net capital gain unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See 'Taxation -- Backup Withholding' above. Any gain that a foreign shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund will ordinarily be exempt from U.S. tax unless (i) in the case of a shareholder that is a nonresident alien individual, the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of the Fund and the five-year period ending on the date of the disposition of those shares, the Fund was a 'U.S. real property holding corporation' and the foreign shareholder actually or constructively held more than 5% of the shares of the Fund, in which event described in (ii), the gain would be taxed in the same manner as for a U.S. shareholder as discussed above and a 10% U.S. federal withholding tax generally would be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder's U.S. Federal income tax liability on such disposition. A corporation is a 'U.S. real property holding corporation' if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of the Fund, U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a REIT controlled by a U.S. person and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities.

Income Effectively Connected. If the income from the Fund is 'effectively connected' with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

--------------------------------------------------------------------------------
TAX SHELTER REPORTING REGULATIONS

Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater loss over a combination of years), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

--------------------------------------------------------------------------------
OTHER TAXATION

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund may quote the Fund's total return, aggregate total return or yield in advertisements or in reports and other communications to shareholders. The Fund's performance will vary depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN

The Fund's 'average annual total return' figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                              P(1 + T)'pp'n = ERV

Where: P   =   a hypothetical initial payment of $1,000
       T   =   average annual total return
       n   =   number of years
     ERV   =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion
               thereof), assuming reinvestment of all dividends and
               distributions.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

The Fund's 'average annual total return (after taxes on distributions)' figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                            P(1 + T)'pp'n = ATV[u]D

Where: P   =   a hypothetical initial payment of $1,000
       T   =   average annual total return (after taxes on distributions)
       n   =   number of years
 ATV[u]D   =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion
               thereof), after taxes on distributions but not after taxes on redemptions.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

The Fund's 'average annual total return (after taxes on distributions and redemption)' figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                          P(1 + T)'pp'n = ATV[u]D[u]R

   Where: P   =   a hypothetical initial payment of $1,000
          T   =   average annual total return (after taxes on distributions
                  and redemption)
          n   =   number of years
ATV[u]D[u]R   =   Ending Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-,
                  5-, or 10-year period (or fractional portion thereof), after taxes on fund distributions and redemption.

--------------------------------------------------------------------------------
AGGREGATE TOTAL RETURNS

The Fund's aggregate total return figures represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula.

                        AGGREGATE TOTAL RETURN = ERV - P
                                                 -------
                                                    P

Where: P   =   a hypothetical initial payment of $1,000.
     ERV   =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and
               distributions.

--------------------------------------------------------------------------------
YIELD

Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ('net investment income') and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                              a-b
                          2[( --- + 1)'pp'6 - 1]
                               cd

Where: a   =   dividends and interest earned during the period,
       b   =   expenses accrued for the period (net of reimbursements),
       c   =   the average daily number of shares outstanding during the
               period that were entitled to receive dividends, and
       d   =   the maximum offering price per share on the last day of the period.

In reports or other communications to shareholders of the Fund or in advertising materials, the Fund may compare its performance with that of (i) other mutual funds listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average and other relevant indices and industry publications. The Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole -- the beta -- or in absolute terms -- the standard deviation.)

--------------------------------------------------------------------------------
COUNSEL AND INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

Simpson Thacher & Bartlett LLP serves as counsel to the Fund, and is located at 425 Lexington Avenue, New York, New York 10017-3909.

[                                  ] have been appointed as independent
accountants for the Fund.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Fund's statement of assets and liabilities presented below has been audited
by [                          ], independent accountants for the Fund.

--------------------------------------------------------------------------------
                       COHEN & STEERS UTILITY FUND, INC.
       STATEMENT OF ASSETS AND LIABILITIES AS OF [                ], 2004
--------------------------------------------------------------------------------

Assets:
    Cash....................................................  $
    Deferred Offering Costs.................................
                                                              ------------
      Total Assets..........................................
                                                              ------------
Liabilities
    Accrued expenses........................................
                                                              ------------
      Total Liabilities.....................................
                                                              ------------
    Net Assets applicable to        shares of $.001 par
      value common stock outstanding........................  $
                                                              ------------
                                                              ------------
    Net asset value per Common Shares (outstanding ($
      divided by    Common shares outstanding)..............  $
                                                              ------------
                                                              ------------

    NOTES TO FINANCIAL STATEMENT

    [TO COME]

                                     PART C

                               OTHER INFORMATION

ITEM 23. EXHIBITS

    (a) Articles of Incorporation(1)

    (b) By-Laws(1)

    (c) The rights of security holders are defined in the Registrant's Articles of Incorporation (Article FIFTH and Article SEVENTH), filed as Exhibit (a) to this Registration Statement and the Registrant's By-Laws (Article II and Article
VI) filed as Exhibit (b) to this Registration Statement.

    (d)  Form of Investment Advisory Agreement(2)

    (e) (i) Form of Distribution Agreement (Class A, Class B and Class C shares)(2)

         (ii) Form of Distribution Agreement (Class I shares only)(2)

    (f)  Not Applicable

    (g)  Form of Custody Agreement(2)

    (h)  (i) Form of Administration Agreement(2)

         (ii) Form of Transfer Agency Agreement(2)

    (i)  Opinion and Consent of Simpson Thacher & Bartlett LLP(2)

    (j)  Consent of Independent Accountants(2)

    (k)  Not Applicable

    (l)  Investment Representation Letter(2)

    (m)  Distribution Plan(2)

    (n)  Multiple-Class Plan(2)

    (p)  Code of Ethics

         (i) Fund(2)

         (ii) Advisor/Distributor(2)

    (q)  Powers of Attorney(2)

---------
(1) Filed herein.
(2) To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    Not Applicable.

ITEM 25. INDEMNIFICATION

    It is the Registrant's policy to indemnify its directors, officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit (a), and
Article VIII, of the Registrant's By-Laws, filed as Exhibit (b). The Liability of the Registrant's directors and officers is dealt with in Article EIGHTH of Registrant's Articles of Incorporation. The liability of Cohen & Steers Capital Management, Inc., the Registrant's investment advisor (the 'Advisor'), for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Investment Advisory Agreement, filed as Exhibit (d) to this Registration Statement. The liability of Cohen & Steers Capital Management, Inc., the Registrant's administrator, for any loss suffered by the Registrant or its shareholders is set forth in Section 6 of the Administration Agreement, filed as Exhibit (h)(i) to this Registration Statement. The liability of Cohen & Steers Securities, LLC, the Registrant's distributor, for any loss suffered by the Registrant of its shareholders is set forth in Section 8 of each of the Distribution Agreements filed as Exhibits (e)(i) and (e)(ii) to this Registration Statement.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

    The descriptions of the Advisor under the caption 'Management of the Fund' in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

    The following is a list of the Directors and officers of the Advisor. None of the persons listed below has had other business connections of a substantial nature during the past two fiscal years.

                NAME                                              TITLE
                ----                                              -----
Robert H. Steers.....................  Co-Chairman and Co-Chief Executive Officer, Director
Martin Cohen.........................  Co-Chairman and Co-Chief Executive Officer, Director
Joseph M. Harvey.....................  President
Adam Derechin........................  Chief Operating Officer
John J. McCombe......................  Executive Vice President
Lawrence B. Stoller..................  Senior Vice President and General Counsel
William F. Scapell...................  Senior Vice President, Director of Fixed Income Investments
Robert Becker........................  Senior Vice President
William J. Frischling................  Senior Vice President
James S. Corl........................  Senior Vice President and Director of Investment Strategy
Kevin P. Norton......................  Senior Vice President, Director of Institutional Marketing
Jay J. Chen..........................  Senior Vice President
Greg E. Brooks.......................  Senior Vice President
Victor M. Gomez......................  Senior Vice President -- Chief Financial Officer
Rahul Bhattacharjee..................  Vice President and Director of Research
Anthony Dotro........................  Vice President
Mark Freed...........................  Vice President
Robert Tisler........................  Vice President
Norbert Berrios......................  Vice President
Terrance R. Ober.....................  Vice President
Thomas Bohjalian.....................  Vice President
David Oakes..........................  Vice President
Hoyt Peters..........................  Vice President
John McLean..........................  Vice President and Associate General Counsel
Rizaldi Santiago.....................  Controller

    Cohen & Steers Capital Management, Inc. acts as investment advisor to, in addition to the Registrant, the following investment companies:

        Cohen & Steers Equity Income Fund, Inc.

        Cohen & Steers Institutional Realty Shares, Inc.

        Cohen & Steers Advantage Income Realty Fund, Inc.

        Cohen & Steers Premium Income Realty Fund, Inc.

        Cohen & Steers Quality Income Realty Fund, Inc.

        Cohen & Steers Realty Shares, Inc.

        Cohen & Steers REIT and Preferred Income Fund, Inc.

        Cohen & Steers REIT and Utility Income Fund, Inc.

        Cohen & Steers Total Return Realty Fund, Inc.

        Cohen & Steers Special Equity Fund, Inc.

        American Skandia Trust -- AST Cohen & Steers Realty Portfolio

ITEM 27. PRINCIPAL UNDERWRITERS

    (a) Cohen & Steers Securities, LLC is the principal underwriter for the Registrant. The names of each investment company (in addition to the Registrant) for which Cohen & Steers Securities, LLC acts as principal underwriter are:

       Cohen & Steers Equity Income Fund, Inc.
       Cohen & Steers Institutional Realty Shares, Inc.
       Cohen & Steers Realty Shares, Inc.
       Cohen & Steers Special Equity Fund, Inc.

    (b) The following are directors and officers of Cohen & Steers Securities, LLC. The principal address of these persons is 757 Third Avenue, New York, New York 10017.

                                POSITION AND              POSITION AND
          NAME            OFFICES WITH DISTRIBUTOR  OFFICES WITH REGISTRANT
          ----            ------------------------  -----------------------
Robert H. Steers........  President                 Chairman, Director and
                                                      Secretary
Martin Cohen............  Vice President            President, Director and
                                                      Treasurer
Jay J. Chen.............  Assistant Treasurer       None

    (c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

    The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant's Sub-Administrator and Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained will be maintained at the offices of Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, New York 10017.

ITEM 29. MANAGEMENT SERVICES

    Not Applicable.

ITEM 30. UNDERTAKINGS

    Not Applicable.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 16th day of January, 2004.

                                            COHEN & STEERS UTILITY FUND, INC.


                                          By:          /s/ MARTIN COHEN
                                              ..................................
                                                     NAME: MARTIN COHEN
                                                      TITLE: PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                  SIGNATURE                                  TITLE                        DATE
                  ---------                                  -----                        ----
By             /s/ MARTIN COHEN               President, Treasurer and Director      January 16, 2004
  ..........................................
                (MARTIN COHEN)

By:        /s/ ROBERT H. STEERS               Director, Chairman and Secretary       January 16, 2004
    .........................................
            (ROBERT H. STEERS)

                          STATEMENT OF DIFFERENCES

 The dagger symbol shall be expressed as ................................ 'D'
*Characters normally expressed as superscript shall be preceded by....... 'pp'
 Characters normally expressed as subscript shall be preceded by......... [u]